UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2021

AMT-Free    •    National

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator. Each adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2021

Eaton Vance

Municipal Income Funds

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	01/06/1998	03/16/1978	1.54%	4.09%	3.30%	5.34%
Class A with 4.75% Maximum Sales Charge	—	—	–3.27	–0.88	2.30	4.83

Class C at NAV	05/02/2006	03/16/1978	1.17	3.44	2.53	4.56
Class C with 1% Maximum Sales Charge	—	—	0.17	2.44	2.53	4.56

Class I at NAV	03/16/1978	03/16/1978	1.56	4.36	3.54	5.59

Bloomberg Barclays Municipal Bond Index	—	—	1.46%	5.51%	3.49%	4.53%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.92%	1.67%	0.67%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.75%	2.05%	3.01%
Taxable-Equivalent Distribution Rate				4.65	3.46	5.08

SEC 30-day Yield				0.81	0.17	1.09
Taxable-Equivalent SEC 30-day Yield				1.37	0.28	1.85

% Total Leverage[5]

Residual Interest Bond (RIB) Financing						5.15%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Municipal Income Fund

March 31, 2021

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	04/05/1994	12/19/1985	1.92%	6.13%	3.97%	5.86%
Class A with 4.75% Maximum Sales Charge	—	—	–2.92	1.06	2.96	5.35

Class C at NAV	12/03/1993	12/19/1985	1.54	5.34	3.20	5.08
Class C with 1% Maximum Sales Charge	—	—	0.54	4.34	3.20	5.08

Class I at NAV	07/01/1999	12/19/1985	2.05	6.39	4.23	6.13

Bloomberg Barclays Municipal Bond Index	—	—	1.46%	5.51%	3.49%	4.53%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.69%	1.44%	0.44%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.15%	1.38%	2.40%
Taxable-Equivalent Distribution Rate				3.63	2.33	4.05

SEC 30-day Yield				0.88	0.18	1.17
Taxable-Equivalent SEC 30-day Yield				1.48	0.30	1.97

% Total Leverage[5]

RIB Financing						2.70%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 – March 31, 2021).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,015.40	$4.07	0.81%
Class C	$1,000.00	$1,011.70	$7.82	1.56%
Class I	$1,000.00	$1,015.60	$2.81	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.08	0.81%
Class C	$1,000.00	$1,017.20	$7.85	1.56%
Class I	$1,000.00	$1,022.10	$2.82	0.56%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.

5

Eaton Vance

Municipal Income Funds

March 31, 2021

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.20	$3.17	0.63%
Class C	$1,000.00	$1,015.40	$6.93	1.38%
Class I	$1,000.00	$1,020.50	$1.91	0.38%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.18	0.63%
Class C	$1,000.00	$1,018.10	$6.94	1.38%
Class I	$1,000.00	$1,023.00	$1.92	0.38%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.1%

Texas Water Development Board, 3.00%, 10/15/38	$3,500	$3,909,045

		$3,909,045

Education — 5.4%

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):

4.00%, 7/1/38	$315	$376,791

4.00%, 7/1/39	380	452,861

4.00%, 7/1/42	860	1,017,698

5.00%, 7/1/32	175	229,150

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,757,100

Connecticut Health and Educational Facilities Authority, (Sacred Heart University):

4.00%, 7/1/45	875	988,111

5.00%, 7/1/40	900	1,115,919

District of Columbia, (KIPP DC):

4.00%, 7/1/39	100	111,310

4.00%, 7/1/44	100	110,330

4.00%, 7/1/49	135	148,219

Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	200	213,602

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,060,993

Pima County Community College District, AZ, 5.00%, 7/1/35	725	903,800

University of California, 5.25%, 5/15/35	3,555	4,067,453

Waco Education Finance Corp., TX, (Baylor University), 4.00%, 3/1/37	1,000	1,157,590

		$18,710,927

Electric Utilities — 3.8%

Long Island Power Authority, NY, Electric System Revenue:

1.00%, 9/1/25	$1,800	$1,819,044

5.00%, 9/1/37	2,000	2,588,640

Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,000	1,242,960

New York Power Authority:

4.00%, 11/15/45	2,285	2,654,530

4.00%, 11/15/50	715	826,133

Northern Municipal Power Agency, MN:

5.00%, 1/1/31	200	237,302

5.00%, 1/1/35	170	199,379

5.00%, 1/1/36	160	187,240

Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,250,419

		$13,005,647

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 5.8%

California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 8/15/21, 5.25%, 8/15/31	$1,325	$1,349,618

Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	1,185	1,275,013

New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,245,589

North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41	1,480	1,778,176

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,120,246

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	1,050	1,078,444

Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,994,840

West Virginia University, Prerefunded to 10/1/22, 5.00%, 10/1/31	3,000	3,218,640

		$20,060,566

General Obligations — 15.9%

California:

5.00%, 4/1/35	$2,125	$2,408,985

5.25%, 10/1/29	560	574,017

5.25%, 10/1/32	3,480	3,566,930

Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/41	1,000	1,107,680

Chicago Board of Education, IL:

5.00%, 12/1/21	230	236,964

5.00%, 12/1/42	260	269,651

5.00%, 12/1/44	1,405	1,607,854

Chicago, IL:

5.00%, 1/1/39	1,400	1,646,918

5.00%, 1/1/44	1,490	1,732,900

Corpus Christi Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/45	2,250	2,640,015

District of Columbia, 5.00%, 6/1/37(1)	7,000	8,590,120

Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,153,130

Foothill-De Anza Community College District, CA:

5.00%, 8/1/34	1,150	1,318,268

5.00%, 8/1/36	1,150	1,315,807

Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	606,372

Illinois:

4.00%, 6/1/33	1,000	1,082,680

4.00%, 11/1/40	1,000	1,087,690

5.00%, 5/1/35	2,000	2,165,440

5.50%, 5/1/39	205	252,392

5.75%, 5/1/45	210	261,419

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	$4,470	$5,008,814

Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,250	1,468,687

New York, NY, 4.00%, 8/1/42(1)	7,000	7,961,450

Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,196,454

Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,277,674

Union R-XI School District, MO, 5.00%, 3/1/38	2,100	2,429,280

University of Connecticut, 5.00%, 2/15/32	650	726,005

Washington, 5.00%, 6/1/38	710	919,471

		$54,613,067

Hospital — 10.1%

California Health Facilities Financing Authority, (St. Joseph Health System):

5.00%, 7/1/33	$1,720	$1,893,101

5.00%, 7/1/37	2,300	2,528,758

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,386,970

Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/37	1,250	1,430,325

Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,332,980

Delaware Health Facilities Authority, (Beebe Medical Center):

5.00%, 6/1/36	3,730	4,488,831

5.00%, 6/1/37	1,000	1,199,780

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	520	573,263

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,398,395

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,582,780

Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,891,900

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):

5.00%, 8/15/23(2)	500	525,880

5.00%, 8/15/24(2)	550	599,214

5.00%, 8/15/25(2)	500	562,050

5.00%, 8/15/26(2)	600	692,694

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,579,450

		$34,666,371

Security	Principal Amount (000’s omitted)	Value

Housing — 0.7%

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):

5.00%, 7/1/37	$500	$568,440

5.00%, 7/1/42	1,250	1,403,713

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000

		$2,257,153

Industrial Development Revenue — 0.2%

George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/36(2)	$715	$819,705

		$819,705

Insured – Education — 1.0%

Northern Illinois University, IL, (BAM), 5.00%, 4/1/31	$950	$1,203,546

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,750	2,259,722

		$3,463,268

Insured – Electric Utilities — 1.1%

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,503,523

Philadelphia, PA, Gas Works Revenue, (AGM), 4.00%, 8/1/45	1,000	1,144,550

		$3,648,073

Insured – Escrowed / Prerefunded — 1.9%

Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	$4,825	$5,117,636

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	1,560	1,559,267

		$6,676,903

Insured – General Obligations — 1.9%

Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$157,936

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	579,129

McCook, IL:

(AGM), 4.00%, 12/1/29	240	284,736

(AGM), 4.00%, 12/1/30	200	235,864

(AGM), 4.00%, 12/1/33	500	582,875

(AGM), 4.00%, 12/1/34	190	220,913

Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,688,880

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Yonkers, NY:

(AGM), 4.00%, 2/15/35	$800	$955,256

(AGM), 5.00%, 2/15/31	810	1,067,580

(AGM), 5.00%, 2/15/33	720	945,518

		$6,718,687

Insured – Lease Revenue / Certificates of Participation — 2.1%

Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$7,138,345

		$7,138,345

Insured – Other Revenue — 2.0%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$6,213,508

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/38	555	592,352

		$6,805,860

Insured – Special Tax Revenue — 3.5%

Massachusetts, Dedicated Tax Revenue:

(NPFG), 5.50%, 1/1/27	$6,000	$7,417,320

(NPFG), 5.50%, 1/1/30	2,565	3,338,424

Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,253,395

		$12,009,139

Insured – Transportation — 8.6%

Chicago, IL, (O’Hare International Airport):

(AGM), 5.00%, 1/1/28	$1,000	$1,079,410

(AGM), 5.125%, 1/1/31	1,000	1,075,940

(AGM), 5.25%, 1/1/32	785	846,159

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,365,838

Metropolitan Transportation Authority, NY, Green Bonds:

(AGM), 4.00%, 11/15/46	1,195	1,336,954

(AGM), 5.00%, 11/15/44	1,705	2,056,400

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	14,586,550

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	5,276,650

		$29,623,901

Insured – Water and Sewer — 0.7%

Michigan Finance Authority, (Detroit Water and Sewerage Department):

(AGM), 5.00%, 7/1/32	$655	$746,006

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)

Michigan Finance Authority, (Detroit Water and Sewerage Department): (continued)

(AGM), 5.00%, 7/1/33	$565	$643,111

(AGM), 5.00%, 7/1/35	280	318,033

(AGM), 5.00%, 7/1/37	565	640,382

		$2,347,532

Lease Revenue / Certificates of Participation — 2.7%

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$1,820	$2,010,172

New Jersey Economic Development Authority, (School Facilities Construction):

4.00%, 6/15/34	500	576,315

4.00%, 6/15/35	400	459,708

4.00%, 6/15/38	600	682,140

4.00%, 6/15/39	650	737,392

4.00%, 6/15/40	700	792,715

4.00%, 6/15/46	315	351,871

5.00%, 6/15/37	3,000	3,629,610

		$9,239,923

Other Revenue — 0.4%

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	$1,200	$216,000

Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,090,790

		$1,306,790

Senior Living / Life Care — 3.6%

National Finance Authority, NH, (The Vista):

5.25%, 7/1/39(4)	$265	$262,218

5.625%, 7/1/46(4)	360	360,068

5.75%, 7/1/54(4)	775	777,193

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):

7.25%, 6/1/39	570	611,969

7.50%, 6/1/49	2,690	2,891,481

Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,765,603

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):

6.00%, 12/1/32	160	162,770

6.25%, 12/1/42	660	670,712

Washington Housing Finance Commission, (Horizon House):

5.00%, 1/1/32(4)	1,575	1,814,668

5.00%, 1/1/38(4)	2,325	2,642,432

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(4)	$245	$273,087

		$12,232,201

Special Tax Revenue — 5.5%

Connecticut, Special Tax Revenue, 4.00%, 5/1/36	$3,500	$4,079,985

Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,374,732

Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	115	127,140

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 11/1/38	2,490	2,871,543

4.00%, 5/1/41	3,500	4,008,550

New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/36	1,500	1,765,770

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/34	3,065	3,648,637

River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	930	935,134

		$18,811,491

Transportation — 14.4%

Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$1,550	$1,902,083

Chicago, IL, (O’Hare International Airport):

4.00%, 1/1/35	2,500	2,926,350

4.00%, 1/1/36	2,750	3,208,535

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):

5.25%, 11/1/30	1,100	1,231,329

5.25%, 11/1/31	1,455	1,626,734

Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,167,243

Memphis-Shelby County Airport Authority, TN:

4.00%, 7/1/37	500	581,305

4.00%, 7/1/38	375	435,338

4.00%, 7/1/39	500	578,310

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	2,650	3,031,838

New Jersey Transportation Trust Fund Authority, (Transportation Program):

3.00%, 6/15/50	1,150	1,139,363

4.00%, 6/15/39	2,750	3,119,737

4.00%, 6/15/40	1,665	1,885,529

New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,843,872

New York Thruway Authority:

5.00%, 1/1/38	2,000	2,532,460

5.00%, 1/1/46	1,875	2,181,788

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

4.00%, 12/1/40	$3,000	$3,353,220

4.00%, 12/1/41	2,900	3,241,504

Philadelphia, PA, Airport Revenue, 4.00%, 7/1/40	5,000	5,701,150

San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,905,446

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):

4.00%, 12/31/37	275	315,865

4.00%, 12/31/38	510	584,067

4.00%, 12/31/39	265	302,760

5.00%, 12/31/35	355	443,274

Texas Transportation Commission, 0.00%, 8/1/40	1,000	470,300

		$49,709,400

Water and Sewer — 6.6%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,678,574

Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/36	1,000	1,321,920

Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/32	1,375	1,684,939

New York City Municipal Water Finance Authority, NY, (Water and Sewer System):

4.00%, 6/15/41	4,000	4,643,280

5.00%, 6/15/48	4,400	5,272,916

San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	1,000	1,204,270

		$22,805,899

Total Tax-Exempt Municipal Obligations — 99.0% (identified cost $315,894,317)		$340,579,893

Other Assets, Less Liabilities — 1.0%		$3,598,399

Net Assets — 100.0%		$344,178,292

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	17.9%

California	12.2%

Texas	10.8%

Others, representing less than 10% individually	58.1%

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2021, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 14.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued/delayed delivery security.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $6,129,666 or 1.8% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.2%

Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,736,400

Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 7/1/32	11,480	14,217,750

Iowa Finance Authority, (State Revolving Fund), 5.00%, 8/1/32	12,000	13,290,600

New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	12,330	15,529,142

Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	30,000	39,179,700

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	11,310	14,445,132

Texas Water Development Board, (State Revolving Fund), 4.00%, 8/1/36	3,000	3,662,970

Wisconsin, Environmental Improvement Fund Revenue, Green Bonds, 5.00%, 6/1/36	5,000	6,454,800

		$118,516,494

Cogeneration — 0.1%

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$3,663,079

		$3,663,079

Education — 5.6%

Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$3,335	$4,196,997

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):

4.00%, 7/1/36	480	577,099

4.00%, 7/1/37	150	179,691

5.00%, 7/1/29	220	285,793

Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,310,800

District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,290	2,615,249

Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	400	427,204

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,617,176

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):

5.00%, 10/1/22	500	534,570

5.00%, 10/1/23	500	556,810

5.00%, 10/1/24	500	576,905

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Maryland Health and Higher Educational Facilities Authority, (Stevenson University):

4.00%, 6/1/36	$400	$455,124

4.00%, 6/1/38	500	564,805

4.00%, 6/1/40	500	560,570

4.00%, 6/1/46	1,000	1,106,900

5.00%, 6/1/28	200	246,114

5.00%, 6/1/30	350	439,289

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,855	22,873,755

Michigan State University, 5.00%, 2/15/31	1,200	1,535,304

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,370	5,442,354

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	19,045	23,685,314

New York Dormitory Authority, (Rockefeller University):

5.00%, 7/1/35	2,750	3,543,815

5.00%, 7/1/53	15,000	18,833,550

Purdue University, IN:

5.00%, 7/1/30	600	804,372

5.00%, 7/1/31	1,000	1,331,500

5.00%, 7/1/35	685	898,371

5.00%, 7/1/36	1,500	1,960,050

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	6,000	7,507,800

University of California:

5.25%, 5/15/36	5,720	6,540,763

5.25%, 5/15/37	13,000	14,856,660

5.25%, 5/15/38	7,700	8,797,173

Prerefunded to 5/15/24, 5.25%, 5/15/36	1,360	1,568,760

University of Virginia:

5.00%, 4/1/38	13,205	16,030,870

5.00%, 4/1/39	40,970	49,633,926

Waco Education Finance Corp., TX, (Baylor University), 4.00%, 3/1/36	1,000	1,160,980

		$209,256,413

Electric Utilities — 5.0%

Colorado Springs, CO, Utilities System Revenue:

4.00%, 11/15/36	$525	$640,999

4.00%, 11/15/37	650	790,881

Long Island Power Authority, NY, Electric System Revenue, 1.00%, 9/1/25	7,020	7,094,272

Los Angeles Department of Water & Power, CA, Power System Revenue:

5.00%, 7/1/38	6,130	7,821,328

5.00%, 7/1/42	1,870	2,274,126

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/45	$1,500	$1,842,030

New Smyrna Beach Utilities Commission, FL:

4.00%, 10/1/31	880	1,076,548

4.00%, 10/1/41	435	514,683

4.00%, 10/1/42	300	353,979

4.00%, 10/1/45	700	820,106

New York Power Authority, 4.00%, 11/15/55	21,925	25,234,359

Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	12,483,341

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,954,175

Sacramento Municipal Utility District, CA:

5.00%, 8/15/35	1,000	1,321,960

5.00%, 8/15/37	8,800	11,549,736

5.00%, 8/15/38	11,000	14,393,500

Green Bonds, 4.00%, 8/15/40	6,200	7,440,682

San Antonio, TX, Electric and Gas Systems Revenue, 4.00%, 2/1/30	2,000	2,459,540

Utility Debt Securitization Authority, NY:

5.00%, 12/15/30(3)	22,500	25,301,025

5.00%, 12/15/31(3)	27,500	30,907,800

5.00%, 12/15/40	13,260	16,392,012

Series 2015, 5.00%, 12/15/33	10,000	11,959,500

		$189,626,582

Escrowed / Prerefunded — 5.2%

Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$860	$864,016

California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 8/15/21, 5.25%, 8/15/31	13,675	13,929,081

Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	2,340	3,052,764

Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	22,500	23,934,150

Detroit, MI, Water Supply System:

Prerefunded to 7/1/21, 5.00%, 7/1/41	2,185	2,210,652

Prerefunded to 7/1/21, 5.25%, 7/1/41	56,420	57,116,223

Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	8,090	8,580,659

New Jersey Turnpike Authority, Prerefunded to 7/1/24, 5.00%, 1/1/31	10,000	11,517,200

Oregon Department of Transportation, Prerefunded to 11/15/23, 5.00%, 11/15/38	250	281,445

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	9,930	10,199,004

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(3)	$37,000	$40,702,960

Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	10,793,915

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, Prerefunded to 9/1/22, 5.00%, 9/1/32	10,000	10,680,700

		$193,862,769

General Obligations — 22.4%

Allen Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/37	$800	$897,624

Anaheim Union High School District, CA, (Election of 2014):

4.00%, 8/1/30	2,070	2,440,282

4.00%, 8/1/31	2,295	2,690,681

Antelope Valley Community College District, CA, (Election of 2016), 4.00%, 8/1/45	2,500	2,930,100

Arlington County, VA, 5.00%, 8/1/29	7,580	10,023,489

Belmont, MA, 4.00%, 3/15/32	3,030	3,600,640

Cabrillo Unified School District, CA, (Election of 2018):

5.00%, 8/1/45	1,750	2,155,387

5.00%, 8/1/50	10,355	12,696,369

California:

0.50%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(4)	15,000	15,023,850

4.00%, 3/1/38	4,650	5,554,192

5.00%, 12/1/22	5,000	5,402,550

5.00%, 3/1/34	3,145	4,106,238

5.00%, 3/1/35	23,410	30,488,013

5.00%, 3/1/35	5,000	6,511,750

5.00%, 4/1/35	4,000	5,104,640

Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	10,000	12,721,200

Chester County, PA:

4.00%, 7/15/39	500	586,025

4.00%, 7/15/40	500	585,135

Chicago Board of Education, IL:

5.00%, 12/1/21	1,980	2,039,954

5.00%, 12/1/22	400	427,692

5.00%, 12/1/30	1,435	1,786,417

5.00%, 12/1/42	2,770	2,872,822

5.00%, 12/1/44	15,110	17,291,582

Chicago, IL:

5.00%, 1/1/39	2,100	2,470,377

5.00%, 1/1/40	1,500	1,760,985

Clackamas Community College District, OR:

5.00%, 6/15/38	760	920,018

5.00%, 6/15/39	1,000	1,208,080

5.00%, 6/15/40	1,250	1,507,512

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Collin County Community College District, TX, 4.00%, 8/15/37	$1,000	$1,185,150

Collin County, TX, 4.00%, 2/15/36	5,705	6,756,888

Connecticut:

3.00%, 1/15/33	7,000	7,786,100

4.00%, 1/15/37	15,000	17,670,450

Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/37	3,000	3,699,750

Dallas Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/33	480	545,482

Dane County, WI:

2.00%, 4/1/27	3,405	3,654,791

2.00%, 4/1/28	1,235	1,322,450

2.00%, 4/1/29	230	245,146

2.00%, 4/1/30	190	201,560

Desert Community College District, CA, 5.00%, 8/1/37	5,350	6,330,922

District of Columbia:

5.00%, 10/15/30	4,000	5,194,960

5.00%, 10/15/32	10,000	12,907,500

Erie County, NY, 3.00%, 6/24/21	7,500	7,548,525

Forney Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/33	1,000	1,137,310

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/45	2,765	3,294,525

Garden City Public Schools, MI:

4.00%, 5/1/43	1,560	1,830,457

5.00%, 5/1/32	430	561,210

5.00%, 5/1/33	1,345	1,747,949

5.00%, 5/1/35	1,060	1,368,704

5.00%, 5/1/37	815	1,044,830

5.00%, 5/1/39	900	1,151,424

5.00%, 5/1/46	3,505	4,442,342

Hall County School District, GA, 4.00%, 2/1/38	1,500	1,822,875

Hartford County Metropolitan District, CT:

5.00%, 7/15/23	1,000	1,105,870

5.00%, 7/15/24	1,000	1,145,650

Hawaii, 5.00%, 1/1/34	13,700	17,012,523

Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,196,935

Hermiston School District No. 8R, OR:

0.00%, 6/15/42	6,475	3,534,897

0.00%, 6/15/45	4,595	2,220,350

Hillsboro School District No. 1J, OR:

4.00%, 6/15/37	1,870	2,252,920

4.00%, 6/15/39	5,500	6,586,635

4.00%, 6/15/40	2,500	2,986,500

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Howard County, MD:

4.00%, 8/15/35	$2,065	$2,532,371

4.00%, 8/15/36	6,610	8,075,173

4.00%, 8/15/37	5,000	6,086,500

4.00%, 8/15/38	1,245	1,506,002

Hudsonville Public Schools, MI:

4.00%, 5/1/37	1,500	1,790,070

4.00%, 5/1/39	1,060	1,257,414

4.00%, 5/1/44	1,975	2,311,421

Illinois:

5.00%, 2/1/24	10,705	11,913,487

5.00%, 11/1/24	11,295	12,829,200

5.00%, 2/1/27	18,500	20,330,205

5.00%, 2/1/29	15,000	17,555,400

5.00%, 5/1/39	10,000	10,765,400

5.25%, 7/1/30	6,150	6,605,223

5.50%, 5/1/39	870	1,071,127

5.75%, 5/1/45	890	1,107,917

Issaquah School District No. 411, WA, 4.00%, 12/1/33	13,935	17,047,243

Johnson County, KS:

2.00%, 9/1/33	2,370	2,486,296

3.00%, 9/1/30	2,415	2,771,454

Kane, Cook and DuPage Counties School District No. 46, IL:

5.00%, 1/1/29	1,920	2,151,994

5.00%, 1/1/30	4,105	4,601,007

La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/49	970	1,108,681

Lake Washington School District No. 414, WA, 4.00%, 12/1/28	10,000	12,242,500

Lodi Unified School District, CA, (Election of 2016):

4.00%, 8/1/36	1,250	1,457,813

4.00%, 8/1/39	2,935	3,399,699

Lower Merion School District, PA, 4.00%, 11/15/28	2,000	2,473,360

Madison Metropolitan School District, WI, 4.00%, 3/1/30	2,450	3,024,892

Massachusetts:

5.00%, 7/1/35	10,000	11,721,900

5.00%, 3/1/37	10,900	12,200,588

Metropolitan Government of Nashville and Davidson County, TN, 3.00%, 1/1/33	5,000	5,699,900

Minneapolis-St. Paul Metropolitan Council, MN, 4.00%, 3/1/30	1,250	1,487,450

Mississippi, 4.00%, 6/1/33	1,000	1,228,820

Montgomery, AL:

3.00%, 12/1/24	500	545,260

3.00%, 12/1/25	500	553,775

5.00%, 12/1/26	500	618,560

5.00%, 12/1/27	500	632,020

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

New Jersey:

5.00%, 6/1/25	$5,000	$5,885,200

5.00%, 6/1/27	4,000	4,942,800

5.00%, 6/1/29	3,000	3,837,630

New York, NY:

4.00%, 8/1/38	6,530	7,537,318

4.00%, 8/1/42(3)	28,000	31,845,800

North Carolina, 5.00%, 6/1/30	10,000	13,084,500

Novi Community School District, MI:

5.00%, 5/1/41	1,100	1,389,355

5.00%, 5/1/42	1,700	2,140,827

5.00%, 5/1/43	1,150	1,444,757

Ocean City, NJ, 2.25%, 9/15/32	1,760	1,845,061

Ocean County, NJ, 3.00%, 8/1/33	3,330	3,755,208

Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	3,750	4,449,787

Park City, UT, 4.00%, 2/1/31	3,490	4,193,654

Piscataway Township, NJ:

2.00%, 10/15/36	1,600	1,625,632

3.00%, 10/15/32	1,610	1,838,797

Port of Houston Authority, TX, 3.00%, 10/1/39	1,325	1,461,767

Portland School District No. 1, OR, 4.00%, 6/15/32	3,945	4,860,358

Portland, OR:

2021 Series A, 5.00%, 6/1/26	2,665	3,264,971

2021 Series B, 5.00%, 6/1/26	975	1,194,502

Prosper Independent School District, TX, (PSF Guaranteed):

3.00%, 2/15/34	240	274,198

3.00%, 2/15/35	500	569,540

3.00%, 2/15/36	500	567,320

Richmond Community Schools, MI:

4.00%, 5/1/36	2,200	2,590,302

4.00%, 5/1/37	2,655	3,115,616

4.00%, 5/1/38	2,665	3,118,876

4.00%, 5/1/39	2,665	3,110,428

Riverside Unified School District, CA, (Election of 2016):

4.00%, 8/1/32	2,250	2,642,962

4.00%, 8/1/33	1,350	1,584,373

4.00%, 8/1/34	1,100	1,287,583

San Bernardino Community College District, CA, (Election of 2018):

4.00%, 8/1/38	675	780,374

4.00%, 8/1/39	600	692,250

San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 4.00%, 8/1/45	10,290	12,066,466

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

San Francisco Unified School District, CA, (Election of 2016):

4.00%, 6/15/33	$4,000	$4,715,800

4.00%, 6/15/36	3,000	3,507,390

Scottsdale, AZ, 4.00%, 7/1/31	1,120	1,398,040

St. Paul, MN, 5.00%, 3/1/22(5)	3,705	3,861,203

Tennessee, 5.00%, 9/1/28	3,000	3,784,740

Texas, (AMT), 4.50%, 8/1/28	1,585	1,962,943

Texas, (Texas Transportation Commission), Prerefunded to 10/1/24, 5.00%, 10/1/44	10,000	11,626,200

Virginia Beach, VA, 4.00%, 7/15/32	2,300	2,794,408

Walled Lake Consolidated School District, MI:

5.00%, 5/1/41	700	907,872

5.00%, 5/1/42	1,000	1,288,200

5.00%, 5/1/45	1,365	1,745,330

5.00%, 5/1/50	2,500	3,198,225

Washington:

5.00%, 2/1/33	13,140	14,751,752

5.00%, 8/1/34	12,915	17,002,468

5.00%, 6/1/36	6,280	8,017,676

5.00%, 8/1/36	13,010	17,015,389

5.00%, 2/1/37	3,695	4,766,809

5.00%, 8/1/38	25,430	33,042,979

5.00%, 2/1/39	1,445	1,676,417

5.00%, 6/1/39	2,125	2,744,012

5.00%, 6/1/41	2,000	2,568,740

Series 2021A, 5.00%, 8/1/35	20,890	27,422,303

Series R-2018D, 5.00%, 8/1/35	14,355	17,756,417

Washington County, OR, 4.00%, 3/1/30	1,000	1,146,760

West Linn-Wilsonville School District No. 3JT, OR:

0.00%, 6/15/40	1,200	744,984

0.00%, 6/15/41	1,500	898,980

West Sonoma County Union High School District, CA, (Election of 2018):

5.00%, 8/1/46	1,000	1,222,690

5.00%, 8/1/49	3,430	4,182,645

Wilmington, DE:

5.00%, 1/1/33	1,000	1,339,230

5.00%, 1/1/35	1,330	1,768,049

Wisconsin, 5.00%, 5/1/38	22,500	26,422,425

		$842,766,594

Hospital — 6.9%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	$2,250	$2,885,580

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Arlington County Industrial Development Authority, VA, (Virginia Hospital Center):

4.00%, 7/1/38	$1,000	$1,168,220

4.00%, 7/1/45	3,000	3,438,600

Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/47	510	511,607

Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	755	982,255

Bucks County Industrial Development Authority, PA, (Grand View Hospital), 4.00%, 7/1/46	4,000	4,253,880

California Health Facilities Financing Authority, (St. Joseph Health System):

5.00%, 7/1/33	17,530	19,294,219

5.00%, 7/1/37	25,465	27,997,749

Colorado Health Facilities Authority, (SCL Health System), 4.00%, 1/1/36	2,000	2,359,920

Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,792,440

DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,301,000

Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group):

4.00%, 11/15/36	425	505,516

4.00%, 11/15/41	590	691,002

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	4,340	4,784,546

Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	2,337,480

Hamilton County, OH, (UC Health), 5.00%, 9/15/50	8,000	9,785,360

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.82%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(4)	9,500	9,507,790

Illinois Finance Authority, (Presence Health Network):

5.00%, 2/15/26	7,500	9,042,225

5.00%, 2/15/33	1,500	1,806,525

Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	7,280,400

Medford Hospital Facilities Authority, OR, (Asante Health System):

4.00%, 8/15/50	2,000	2,259,200

5.00%, 8/15/45	3,000	3,758,640

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/23	1,700	1,906,091

Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,505,558

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,468,942

Montana Facility Finance Authority, (SCL Health System), 4.00%, 1/1/38	2,150	2,519,994

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	$5,000	$6,009,550

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	3,400	3,971,200

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group):

4.00%, 7/1/50	5,330	6,084,302

4.00%, 7/1/53	10,000	11,343,600

North Carolina Medical Care Commission, (Rex Healthcare), 4.00%, 7/1/40	1,400	1,609,426

Oklahoma Development Finance Authority, (OU Medicine):

5.00%, 8/15/38	1,750	2,088,940

5.25%, 8/15/43	5,200	6,264,804

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,640,674

Oregon Health and Science University, 4.00%, 7/1/44	1,685	1,943,900

Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 4/15/45	3,250	3,745,072

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):

5.00%, 8/15/23(5)	500	525,880

5.00%, 8/15/24(5)	550	599,214

5.00%, 8/15/25(5)	500	562,050

5.00%, 8/15/26(5)	600	692,694

Public Finance Authority, WI, (Blue Ridge HealthCare):

5.00%, 1/1/36	470	589,883

5.00%, 1/1/37	500	625,335

Tampa, FL, (BayCare Health System), 5.00%, 11/15/46	10,500	12,160,785

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 4.00%, 12/1/34	2,685	3,191,418

University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	29,400,735

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/38	5,000	5,788,400

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,660,580

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	21,895	24,300,604

		$260,943,785

Housing — 0.4%

Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	$1,750	$2,059,855

Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.62%, (SIFMA + 0.55%), 11/1/23 (Put date), 11/1/48(4)	3,920	3,920,000

Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,638,723

		$16,618,578

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 2.4%

Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(2)	$1,000	$1,087,210

George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54(5)	3,690	4,101,804

Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	265	265,193

Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 0.87%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(4)	5,000	5,000,750

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 0.87%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(4)	10,000	10,003,300

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	14,570,536

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):

(AMT), 4.00%, 10/1/30	12,500	14,521,750

(AMT), 5.00%, 10/1/35	29,085	36,238,165

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(2)	3,685	4,196,073

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	540,056

		$90,524,837

Insured – General Obligations — 0.8%

Grandville Public Schools, MI:

(AGM), 4.00%, 5/1/35	$785	$934,244

(AGM), 4.00%, 5/1/36	1,045	1,238,168

(AGM), 4.00%, 5/1/37	1,000	1,179,560

(AGM), 4.00%, 5/1/38	1,000	1,175,120

(AGM), 4.00%, 5/1/39	1,000	1,170,710

(AGM), 4.00%, 5/1/40	650	759,753

Nassau County, NY, (AGM), 5.00%, 4/1/44	10,205	12,721,961

Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	3,930	4,685,661

Ukiah Unified School District, CA, (Election of 2020):

(AGM), 5.00%, 8/1/38	1,330	1,632,987

(AGM), 5.00%, 8/1/45	2,000	2,418,780

(AGM), 5.00%, 8/1/49	2,250	2,712,870

		$30,629,814

Insured – Hospital — 0.1%

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/36	$1,700	$1,947,537

		$1,947,537

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 1.0%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$34,089,298

New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/26	1,000	1,200,660

New York City Industrial Development Agency, NY, (Yankee Stadium):

(AGM), 3.00%, 3/1/39	2,895	3,067,223

(AGM), 3.00%, 3/1/40	430	452,958

		$38,810,139

Insured – Special Tax Revenue — 0.5%

Massachusetts, Dedicated Tax Revenue:

(NPFG), 5.50%, 1/1/29	$11,000	$14,095,840

(NPFG), 5.50%, 1/1/30	3,080	4,008,713

		$18,104,553

Insured – Transportation — 2.3%

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$6,999,141

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	14,800	17,752,896

Metropolitan Transportation Authority, NY, Green Bonds:

(AGM), 4.00%, 11/15/46	5,970	6,679,176

(AGM), 4.00%, 11/15/48(3)	8,900	10,027,096

North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	43,840,836

		$85,299,145

Insured – Water and Sewer — 0.2%

Bloomington, IN, Sewage Works Revenue, Green Bonds:

(BAM), 4.00%, 1/1/32	$545	$664,883

(BAM), 4.00%, 1/1/33	580	706,620

(BAM), 4.00%, 1/1/34	500	605,925

(BAM), 4.00%, 1/1/35	375	452,295

(BAM), 4.00%, 1/1/36	375	451,054

(BAM), 4.00%, 1/1/37	625	748,775

(BAM), 4.00%, 1/1/38	725	865,650

(BAM), 4.00%, 1/1/39	1,000	1,189,160

		$5,684,362

Lease Revenue / Certificates of Participation — 2.7%

Florida Department of Transportation Financing Corp.:

3.00%, 7/1/31	$9,180	$10,570,035

3.00%, 7/1/32	10,000	11,461,300

3.00%, 7/1/33	10,000	11,399,900

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/31	$5,125	$5,924,859

Hillsborough County, FL, 4.00%, 8/1/31	4,760	5,819,576

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	2,420	2,672,866

Los Angeles County, CA, Tax and Revenue Anticipation Notes, 4.00%, 6/30/21	20,000	20,193,200

New Jersey Economic Development Authority, (Juvenile Justice Commission Facilities), 5.00%, 6/15/47	3,605	4,202,276

New Jersey Economic Development Authority, (School Facilities Construction):

4.00%, 6/15/37	1,800	2,052,918

5.00%, 6/15/34	8,460	10,337,528

5.00%, 6/15/35	13,300	16,202,459

5.00%, 6/15/39	2,165	2,625,842

		$103,462,759

Nursing Home — 0.1%

Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$4,940	$4,986,535

		$4,986,535

Other Revenue — 1.8%

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$250	$45,000

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	750	802,575

DuPage County, IL, (The Morton Arboretum), Green Bonds, 3.00%, 5/15/47	5,085	5,122,222

Kalispel Tribe of Indians, WA:

Series A, 5.25%, 1/1/38(2)	1,865	2,121,643

Series B, 5.25%, 1/1/38(2)	1,000	1,137,610

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	23,295	27,354,387

New York City Trust for Cultural Resources, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	4,625	6,229,598

Oregon, Lottery Revenue, 5.00%, 4/1/36	4,045	4,920,257

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	16,055	18,869,120

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.173%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(4)	1,000	1,004,090

		$67,606,502

Senior Living / Life Care — 0.7%

Clackamas County Hospital Facility Authority, OR, (Rose Villa):

5.25%, 11/15/50	$250	$267,850

5.375%, 11/15/55	300	321,933

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/48	$8,000	$9,044,320

Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	409	98,200

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	8,581,120

Rockville, MD, (Ingleside at King Farm):

5.00%, 11/1/31	1,010	1,076,933

5.00%, 11/1/32	525	558,878

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):

6.625%, 11/15/41	730	812,709

6.75%, 11/15/51	3,250	3,601,845

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.):

5.00%, 9/15/37	495	510,087

5.00%, 9/15/40	750	785,085

		$25,658,960

Special Tax Revenue — 7.0%

Connecticut, Special Tax Revenue, 4.00%, 5/1/39	$2,650	$3,059,452

District of Columbia, Income Tax Revenue:

4.00%, 5/1/45	6,500	7,646,470

5.00%, 3/1/39	5,060	6,500,481

Illinois Sports Facilities Authority:

5.00%, 6/15/29	2,250	2,705,963

5.00%, 6/15/30	1,200	1,426,140

Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	1,285	1,420,657

Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, 4.00%, 7/1/32	4,260	5,251,941

Nassau County Interim Finance Authority, NY, Sales Tax Revenue, 5.00%, 11/15/32	5,000	6,766,500

New River Community Development District, FL, (Capital Improvements):

5.00%, 5/1/13(6)	230	0

5.35%, 5/1/38(6)	80	0

5.75%, 5/1/38	355	357,922

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 11/1/35	11,380	13,505,898

4.00%, 8/1/38	5,000	5,740,250

4.00%, 5/1/42	5,695	6,285,742

5.00%, 8/1/35	10,485	12,847,375

5.00%, 5/1/36	4,050	4,984,294

5.00%, 5/1/39	9,240	11,176,519

2015 Series B, 5.00%, 8/1/39	4,585	5,205,442

2018 Series A, 5.00%, 8/1/39	11,845	14,419,274

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York Dormitory Authority, Personal Income Tax Revenue:

4.00%, 3/15/36	$18,500	$21,777,833

5.00%, 2/15/45	9,995	11,460,867

5.00%, 2/15/48	8,940	11,005,229

New York Dormitory Authority, Sales Tax Revenue:

5.00%, 3/15/36	7,840	9,493,534

5.00%, 3/15/40	10,000	11,992,900

(AMT), 5.00%, 3/15/27	1,620	2,001,494

(AMT), 5.00%, 3/15/28	1,705	2,154,694

(AMT), 5.00%, 3/15/29	1,790	2,276,898

(AMT), 5.00%, 3/15/31	970	1,216,710

(AMT), 5.00%, 3/15/32	2,070	2,585,368

New York State Urban Development Corp., Personal Income Tax Revenue:

4.00%, 3/15/35	10,000	11,754,400

4.00%, 3/15/38	6,790	7,918,226

5.00%, 3/15/35	12,000	14,172,840

5.00%, 3/15/41	10,000	12,303,500

Puerto Rico Sales Tax Financing Corp.:

4.329%, 7/1/40	5,536	5,935,810

4.784%, 7/1/58	2,219	2,406,727

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue:

4.00%, 7/1/37	3,075	3,569,337

4.00%, 7/1/38	7,495	8,681,009

Southern Hills Plantation I Community Development District, FL:

Series A1, 5.80%, 5/1/35	440	376,983

Series A2, 5.80%, 5/1/35	310	246,875

Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	918,988

Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(3)	10,000	11,407,100

		$264,957,642

Student Loan — 0.1%

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$3,880	$4,159,942

		$4,159,942

Transportation — 20.2%

Atlanta, GA, Airport Revenue:

(AMT), 4.00%, 7/1/34	$3,480	$4,015,050

(AMT), 4.00%, 7/1/36	5,000	5,734,700

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	$2,625	$3,277,444

Central Texas Regional Mobility Authority, 5.00%, 1/1/36(5)	500	641,065

Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,046,500

Chicago, IL, (Midway International Airport):

5.00%, 1/1/33	3,830	4,245,172

(AMT), 5.00%, 1/1/34	5,250	5,796,525

Chicago, IL, (O’Hare International Airport):

4.00%, 1/1/36	7,000	8,167,180

5.00%, 1/1/32	15,160	19,409,045

5.00%, 1/1/36	6,000	7,008,480

(AMT), 5.00%, 1/1/23	1,125	1,216,215

(AMT), 5.00%, 1/1/25	16,100	17,354,995

(AMT), 5.00%, 1/1/33	7,300	8,351,492

(AMT), 5.00%, 1/1/39	4,000	4,806,560

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):

4.00%, 11/1/34	9,895	11,888,348

4.00%, 11/1/35	1,105	1,323,204

5.25%, 11/1/31	10,395	11,621,922

(AMT), 5.25%, 11/1/30	11,015	12,258,153

Delaware River and Bay Authority of Delaware and New Jersey:

4.00%, 1/1/34	2,600	3,052,972

4.00%, 1/1/39	2,725	3,131,488

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	12,147,900

Florida Department of Transportation, Turnpike System Revenue:

3.00%, 7/1/33	6,420	7,194,380

4.00%, 7/1/32	6,170	7,618,778

Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(2)	15,685	15,469,331

Harris County, TX, Toll Road Revenue:

4.00%, 8/15/36	1,750	2,122,575

4.00%, 8/15/45	2,500	2,940,950

Hawaii, Airports System Revenue:

(AMT), 5.00%, 7/1/30	1,420	1,827,384

(AMT), 5.00%, 7/1/41	2,935	3,363,011

(AMT), 5.00%, 7/1/48	10,000	11,833,600

Hawaii, Harbor System Revenue, (AMT), 4.00%, 7/1/36	180	210,191

Houston, TX, Airport System Revenue:

(AMT), 4.00%, 7/1/35	1,500	1,733,445

(AMT), 4.00%, 7/1/36	2,000	2,302,680

19	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	$17,130	$20,373,565

Kansas Department of Transportation, 5.00%, 9/1/30	20,000	22,974,800

Los Angeles Department of Airports, CA, (Los Angeles International Airport):

(AMT), 5.00%, 5/15/24	1,200	1,366,944

(AMT), 5.00%, 5/15/26	1,335	1,613,895

(AMT), 5.00%, 5/15/33	5,000	6,193,650

(AMT), 5.00%, 5/15/40	6,000	6,894,060

(AMT), 5.00%, 5/15/41	9,000	10,419,120

Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	2,017,320

Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/24	1,500	1,721,655

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,202,418

Massachusetts Port Authority:

5.00%, 7/1/32	3,800	4,889,916

(AMT), 5.00%, 7/1/26	10,105	12,276,059

(AMT), 5.00%, 7/1/30	3,000	3,818,700

(AMT), 5.00%, 7/1/31	2,965	3,756,210

(AMT), 5.00%, 7/1/32	4,200	5,299,896

(AMT), 5.00%, 7/1/33	3,855	4,852,443

Memphis-Shelby County Airport Authority, TN:

(AMT), 5.00%, 7/1/35	3,440	4,156,724

(AMT), 5.00%, 7/1/36	3,200	3,855,360

Metropolitan Washington Airports Authority, D.C.:

(AMT), 5.00%, 10/1/28	4,500	5,148,405

(AMT), 5.00%, 10/1/32	10,000	11,878,600

(AMT), 5.00%, 10/1/42	2,000	2,371,320

Miami-Dade County, FL, Aviation Revenue:

(AMT), 4.00%, 10/1/44	5,000	5,579,550

(AMT), 5.00%, 10/1/33	23,250	26,427,810

(AMT), 5.00%, 10/1/36	9,125	10,378,957

(AMT), 5.00%, 10/1/38	1,935	2,344,872

(AMT), 5.00%, 10/1/40	26,730	31,702,315

(AMT), 5.00%, 10/1/41	2,320	2,791,958

Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	3,710	4,587,378

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/44	8,250	9,140,257

New Jersey Transportation Trust Fund Authority, (Transportation Program):

1.27%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(4)	2,275	2,276,684

4.00%, 6/15/36	6,635	7,479,370

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Jersey Transportation Trust Fund Authority, (Transportation Program): (continued)

4.00%, 6/15/39	$8,000	$9,075,600

4.00%, 6/15/40	3,335	3,776,721

4.00%, 6/15/45	18,500	20,696,505

5.00%, 6/15/45	13,205	16,042,754

New Jersey Turnpike Authority:

Series 2015E, 5.00%, 1/1/31	2,680	3,091,621

Series 2017B, 5.00%, 1/1/31	3,560	4,387,380

New York Thruway Authority:

4.00%, 1/1/41	9,950	11,568,069

4.00%, 1/1/42	10,000	11,591,500

4.00%, 1/1/43	10,000	11,562,300

5.00%, 1/1/36	12,500	15,850,125

5.00%, 1/1/39	1,845	2,327,781

5.00%, 1/1/40	17,155	21,593,342

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):

(AMT), 5.00%, 7/1/41	1,705	1,911,612

(AMT), 5.00%, 7/1/46	14,325	16,017,212

(AMT), 5.25%, 1/1/50	1,180	1,329,943

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

5.00%, 12/1/25	800	939,192

5.00%, 12/1/26	1,000	1,203,860

5.00%, 12/1/34	1,750	2,172,013

5.00%, 12/1/35	2,225	2,767,678

(AMT), 5.00%, 12/1/25	1,100	1,283,227

(AMT), 5.00%, 12/1/30	1,710	2,156,549

(AMT), 5.00%, 12/1/34	2,150	2,664,259

North Texas Tollway Authority, 5.00%, 1/1/29	5,000	5,931,950

Port Authority of New York and New Jersey:

(AMT), 4.00%, 9/1/34	8,310	9,047,928

(AMT), 5.00%, 9/15/31	15,000	18,505,200

(AMT), 5.00%, 10/1/35	5,000	5,981,650

(AMT), 5.00%, 4/1/36	10,230	12,190,579

(AMT), 5.00%, 10/15/41(5)	2,500	3,100,375

Port of Seattle, WA:

(AMT), 5.00%, 4/1/23	2,000	2,173,720

(AMT), 5.00%, 4/1/24	2,165	2,438,461

(AMT), 5.00%, 4/1/25	1,500	1,742,580

Raleigh-Durham Airport Authority, NC, (AMT), Series 2020A, 5.00%, 5/1/36	1,000	1,272,100

Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/38	7,165	8,667,500

20	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

San Francisco City and County Airport Commission, CA, (San Francisco International Airport):

(AMT), 5.00%, 5/1/41	$25,630	$29,861,000

(AMT), 5.00%, 5/1/44	8,535	9,583,866

(AMT), 5.00%, 5/1/46	5,000	5,784,650

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):

4.00%, 12/31/37	2,230	2,561,378

4.00%, 12/31/38	4,140	4,741,252

4.00%, 12/31/39	2,140	2,444,929

5.00%, 12/31/35	2,885	3,602,384

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	12,635	15,101,984

		$761,643,675

Water and Sewer — 3.5%

Baltimore, MD, (Water Projects):

4.00%, 7/1/40	$470	$558,703

4.00%, 7/1/45	1,005	1,176,614

Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	2,000	2,458,480

East Bay Municipal Utility District, CA, Water System Revenue:

5.00%, 6/1/35	2,905	3,594,879

5.00%, 6/1/37	7,280	8,578,679

Green Bonds, 5.00%, 6/1/35	1,000	1,297,010

Green Bonds, 5.00%, 6/1/37	4,200	5,415,732

Eastern Municipal Water District Financing Authority, CA:

4.00%, 7/1/38	1,200	1,454,808

5.00%, 7/1/37	1,300	1,712,412

Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/34	1,750	2,123,398

Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/45	1,245	1,557,084

Great Lakes Water Authority, MI:

5.00%, 7/1/40	350	435,631

5.00%, 7/1/45	750	921,225

Horsham Water and Sewer Authority, PA:

4.00%, 11/15/31	300	364,803

4.00%, 11/15/32	275	333,135

4.00%, 11/15/33	275	331,108

4.00%, 11/15/34	335	402,034

4.00%, 11/15/35	230	275,317

4.00%, 11/15/36	360	428,551

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Madison Water and Wastewater Board, AL:

4.00%, 12/1/32	$335	$404,596

4.00%, 12/1/33	260	312,736

4.00%, 12/1/34	350	419,759

4.00%, 12/1/36	610	726,675

4.00%, 12/1/38	535	633,488

4.00%, 12/1/39	240	282,432

Metropolitan Water District of Southern California, 5.00%, 7/1/38	4,270	5,427,085

Michigan Finance Authority, (Detroit Water and Sewerage Department):

5.00%, 7/1/33	8,095	9,214,134

5.00%, 7/1/44	5	5,264

Missoula, MT, Water System Revenue:

4.00%, 7/1/37	600	700,368

5.00%, 7/1/33	565	708,934

5.00%, 7/1/35	1,135	1,416,684

5.00%, 7/1/36	800	995,592

New York City Municipal Water Finance Authority, NY, (Water and Sewer System):

4.00%, 6/15/24	2,755	3,074,993

5.00%, 6/15/35	3,955	4,711,829

5.00%, 6/15/48	12,960	15,531,134

Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/34	650	792,220

Orange County, FL, Water and Wastewater Utility Revenue, 5.00%, 10/1/38	10,060	13,239,664

Port St. Lucie, FL, Stormwater Utility Revenue:

4.00%, 5/1/37	500	584,780

4.00%, 5/1/38	1,000	1,167,090

4.00%, 5/1/39	1,075	1,251,053

Salt Lake City, UT, Public Utilities Revenue:

4.00%, 2/1/38	1,600	1,898,000

4.00%, 2/1/39	1,000	1,183,060

4.00%, 2/1/45	805	938,831

San Diego Public Facilities Financing Authority, CA, Water Revenue:

4.00%, 8/1/38	1,000	1,214,780

4.00%, 8/1/39	1,250	1,514,100

4.00%, 8/1/45	3,400	4,039,064

Sarasota County, FL, Utility System Revenue:

5.00%, 10/1/28	300	389,559

5.00%, 10/1/29	250	331,410

5.00%, 10/1/30	300	404,553

5.00%, 10/1/45	4,625	5,899,881

5.00%, 10/1/50	3,750	4,757,287

21	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Tarrant Regional Water District, TX, Prerefunded to 3/1/24, 5.00%, 3/1/30	$10,000	$11,371,100

Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/36	695	837,169

Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,308,857

		$131,107,764

Total Tax-Exempt Municipal Obligations — 92.2% (identified cost $3,281,128,645)		$3,469,838,460

Taxable Municipal Obligations — 4.2%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(7)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$4,942	$1,235,500

		$1,235,500

General Obligations — 1.1%

Bradley, IL, 2.45%, 12/15/36	$520	$502,570

Chicago, IL, 7.75%, 1/1/42	4,050	4,492,746

Detroit, MI, 2.96%, 4/1/27	1,000	989,700

Kauai County, HI:

1.18%, 8/1/26(5)	2,235	2,225,456

1.60%, 8/1/28(5)	320	317,539

1.875%, 8/1/29(5)	600	594,498

Lakeside School District No. 9, AR:

1.25%, 4/1/32	1,320	1,231,204

1.55%, 4/1/35	1,425	1,310,701

1.65%, 4/1/36	1,365	1,251,295

1.80%, 4/1/37	1,515	1,395,618

1.85%, 4/1/38	610	560,468

1.90%, 4/1/39	1,605	1,465,846

Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.302%, 8/1/36	1,405	1,371,533

Metropolitan Government of Nashville and Davidson County, TN, 1.486%, 7/1/31	2,840	2,714,472

New York, 1.50%, 3/15/26	19,870	20,255,081

Tustin Unified School District, CA, 2.254%, 8/1/36	1,155	1,129,140

		$41,807,867

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.0%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$38,277,800

		$38,277,800

Insured – General Obligations — 0.3%

Bellwood, IL:

(AGM), 3.00%, 12/1/36(5)	$1,000	$1,005,960

(AGM), 3.07%, 12/1/37(5)	1,250	1,254,088

Sterling, IL, (BAM), 2.70%, 11/1/37	1,075	1,021,422

Westland, MI:

(BAM), 2.505%, 11/1/40	2,995	2,849,173

(BAM), 2.655%, 11/1/43	3,000	2,876,280

		$9,006,923

Insured – Special Tax Revenue — 0.0%(7)

St. Clair County Board of Education, AL, (BAM), 2.14%, 2/1/30(5)	$500	$498,140

		$498,140

Insured – Transportation — 1.3%

Alameda Corridor Transportation Authority, CA:

(AMBAC), 0.00%, 10/1/26	$22,500	$19,676,025

(AMBAC), 0.00%, 10/1/27	34,390	28,845,644

		$48,521,669

Senior Living / Life Care — 0.1%

Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$1,257,000

		$1,257,000

Water and Sewer — 0.4%

Tarrant Regional Water District, TX:

1.70%, 9/1/33	$7,585	$7,266,885

2.00%, 9/1/36	9,010	8,678,522

		$15,945,407

Total Taxable Municipal Obligations — 4.2% (identified cost $148,123,437)		$156,550,306

Total Investments — 96.4% (identified cost $3,429,252,082)		$3,626,388,766

Other Assets, Less Liabilities — 3.6%		$134,684,639

Net Assets — 100.0%		$3,761,073,405

22	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	20.7%

California	13.9%

Others, representing less than 10% individually	61.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2021, 6.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.0% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $27,169,099 or 0.7% of the Fund’s net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2021.

(5)	When-issued/delayed delivery security.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(7)	Amount is less than 0.05%.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation

Interest Rate Futures

U.S. Long Treasury Bond	(925)	Short	6/21/21	$(142,999,219)	$4,218,574

					$4,218,574

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Statements of Assets and Liabilities (Unaudited)

	March 31, 2021
Assets	AMT-Free Fund	National Fund

Investments —

Identified cost	$315,894,317	$3,429,252,082

Unrealized appreciation	24,685,576	197,136,684

Investments, at value	$340,579,893	$3,626,388,766

Cash	$23,124,311	$216,319,201

Deposits for derivatives collateral — financial futures contracts	—	3,700,000

Interest receivable	3,754,854	38,653,671

Receivable for investments sold	295,607	5,725,058

Receivable for Fund shares sold	333,683	8,389,629

Receivable for variation margin on open financial futures contracts	—	404,688

Total assets	$368,088,348	$3,899,581,013

Liabilities

Payable for floating rate notes issued	$18,762,702	$104,604,568

Payable for investments purchased	1,099,950	—

Payable for when-issued/delayed delivery securities	3,183,041	23,174,967

Payable for Fund shares redeemed	431,161	7,182,079

Distributions payable	122,004	1,136,494

Payable to affiliates:

Investment adviser fee	116,597	920,250

Distribution and service fees	42,607	425,718

Interest expense and fees payable	38,956	201,791

Accrued expenses	113,038	861,741

Total liabilities	$23,910,056	$138,507,608

Net Assets	$344,178,292	$3,761,073,405

Sources of Net Assets

Paid-in capital	$345,671,069	$3,700,838,419

Distributable earnings (accumulated loss)	(1,492,777)	60,234,986

Net Assets	$344,178,292	$3,761,073,405

Class A Shares

Net Assets	$159,878,031	$1,596,696,151

Shares Outstanding	17,268,649	154,888,622

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.26	$10.31

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.72	$10.82

Class C Shares

Net Assets	$10,024,641	$98,666,947

Shares Outstanding	1,088,976	9,572,202

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.21	$10.31

Class I Shares

Net Assets	$174,275,620	$2,065,710,307

Shares Outstanding	17,235,897	200,400,500

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.11	$10.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2021
Investment Income	AMT-Free Fund	National Fund

Interest	$5,955,246	$53,039,131

Total investment income	$5,955,246	$53,039,131

Expenses

Investment adviser fee	$696,020	$5,428,064

Distribution and service fees

Class A	201,224	2,033,888

Class C	58,828	553,895

Trustees’ fees and expenses	8,990	54,250

Custodian fee	43,540	335,404

Transfer and dividend disbursing agent fees	44,486	535,651

Legal and accounting services	34,002	86,576

Printing and postage	1,709	44,286

Registration fees	39,314	103,610

Interest expense and fees	86,817	330,256

Miscellaneous	23,188	109,858

Total expenses	$1,238,118	$9,615,738

Net investment income	$4,717,128	$43,423,393

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,293,199	$15,466,806

Financial futures contracts	—	7,340,050

Net realized gain	$1,293,199	$22,806,856

Change in unrealized appreciation (depreciation) —

Investments	$(1,018,209)	$166,759

Financial futures contracts	—	4,218,574

Net change in unrealized appreciation (depreciation)	$(1,018,209)	$4,385,333

Net realized and unrealized gain	$274,990	$27,192,189

Net increase in net assets from operations	$4,992,118	$70,615,582

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$4,717,128	$43,423,393

Net realized gain	1,293,199	22,806,856

Net change in unrealized appreciation (depreciation)	(1,018,209)	4,385,333

Net increase in net assets from operations	$4,992,118	$70,615,582

Distributions to shareholders —

Class A	$(2,295,165)	$(19,923,532)

Class C	(124,241)	(947,215)

Class I	(2,695,668)	(26,131,280)

Total distributions to shareholders	$(5,115,074)	$(47,002,027)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$17,360,930	$75,907,992

Class C	874,330	10,006,145

Class I	25,002,381	484,353,214

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,978,485	16,886,188

Class C	119,158	845,680

Class I	2,281,342	21,822,630

Cost of shares redeemed

Class A	(22,307,134)	(159,284,094)

Class C	(1,822,288)	(12,995,241)

Class I	(21,121,752)	(248,955,860)

Net asset value of shares converted

Class A	4,268,580	31,503,892

Class C	(4,268,580)	(31,503,892)

Net increase in net assets from Fund share transactions	$2,365,452	$188,586,654

Net increase in net assets	$2,242,496	$212,200,209

Net Assets

At beginning of period	$341,935,796	$3,548,873,196

At end of period	$344,178,292	$3,761,073,405

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Statements of Changes in Net Assets – continued

	Year Ended September 30, 2020
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$10,040,250	$87,611,878

Net realized gain (loss)	(778,647)	32,976,127

Net change in unrealized appreciation (depreciation)	(3,878,667)	(3,801,019)

Net increase in net assets from operations	$5,382,936	$116,786,986

Distributions to shareholders —

Class A	$(4,671,695)	$(44,576,688)

Class C	(421,058)	(3,225,704)

Class I	(5,343,767)	(45,916,178)

Total distributions to shareholders	$(10,436,520)	$(93,718,570)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$23,022,478	$191,525,800

Class C	2,632,842	28,102,719

Class I	148,037,705	1,035,176,603

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,121,688	37,938,752

Class C	351,377	2,661,618

Class I	3,986,156	38,645,320

Cost of shares redeemed

Class A	(20,744,572)	(255,941,582)

Class C	(6,017,910)	(46,493,384)

Class I	(124,755,998)	(632,198,120)

Net asset value of shares converted

Class A	1,573,683	26,478,940

Class C	(1,573,683)	(26,478,940)

Net increase in net assets from Fund share transactions	$30,633,766	$399,417,726

Net increase in net assets	$25,580,182	$422,486,142

Net Assets

At beginning of year	$316,355,614	$3,126,387,054

At end of year	$341,935,796	$3,548,873,196

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights

	AMT-Free Fund — Class A

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.250		$9.250	$8.870	$9.130	$9.430	$9.210

Income (Loss) From Operations

Net investment income(1)	$0.122		$0.274	$0.317	$0.336	$0.351	$0.358

Net realized and unrealized gain (loss)	0.021		0.011 (2)	0.381	(0.262)	(0.298)	0.218

Total income from operations	$0.143		$0.285	$0.698	$0.074	$0.053	$0.576

Less Distributions

From net investment income	$(0.133)		$(0.285)	$(0.318)	$(0.334)	$(0.353)	$(0.356)

Total distributions	$(0.133)		$(0.285)	$(0.318)	$(0.334)	$(0.353)	$(0.356)

Net asset value — End of period	$9.260		$9.250	$9.250	$8.870	$9.130	$9.430

Total Return(3)	1.54	%(4)	3.12%	8.02%	0.83%	0.64%	6.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$159,878		$158,729	$150,853	$139,623	$155,589	$198,762

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.76	%(5)	0.78%	0.81%	0.81%	0.82%	0.81%

Interest and fee expense(6)	0.05	%(5)	0.14%	0.23%	0.24%	0.16%	0.10%

Total expenses	0.81	%(5)	0.92%	1.04%	1.05%	0.98%	0.91%

Net investment income	2.62	%(5)	2.97%	3.51%	3.74%	3.86%	3.81%

Portfolio Turnover	13	%(4)	58%	33%	18%	33%	21%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	AMT-Free Fund — Class C

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.200		$9.200	$8.820	$9.080	$9.380	$9.160

Income (Loss) From Operations

Net investment income(1)	$0.088		$0.204	$0.249	$0.267	$0.281	$0.286

Net realized and unrealized gain (loss)	0.020		0.011 (2)	0.380	(0.262)	(0.298)	0.218

Total income (loss) from operations	$0.108		$0.215	$0.629	$0.005	$(0.017)	$0.504

Less Distributions

From net investment income	$(0.098)		$(0.215)	$(0.249)	$(0.265)	$(0.283)	$(0.284)

Total distributions	$(0.098)		$(0.215)	$(0.249)	$(0.265)	$(0.283)	$(0.284)

Net asset value — End of period	$9.210		$9.200	$9.200	$8.820	$9.080	$9.380

Total Return(3)	1.17	%(4)	2.36%	7.24%	0.06%	(0.12)%	5.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,025		$15,094	$19,715	$32,545	$39,099	$45,606

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.51	%(5)	1.53%	1.56%	1.56%	1.57%	1.56%

Interest and fee expense(6)	0.05	%(5)	0.14%	0.23%	0.24%	0.16%	0.10%

Total expenses	1.56	%(5)	1.67%	1.79%	1.80%	1.73%	1.66%

Net investment income	1.90	%(5)	2.23%	2.78%	2.99%	3.11%	3.06%

Portfolio Turnover	13	%(4)	58%	33%	18%	33%	21%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	AMT-Free Fund — Class I

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.110		$10.100	$9.680	$9.970	$10.300	$10.060

Income (Loss) From Operations

Net investment income(1)	$0.146		$0.323	$0.370	$0.391	$0.407	$0.415

Net realized and unrealized gain (loss)	0.011		0.023 (2)	0.422	(0.292)	(0.327)	0.240

Total income from operations	$0.157		$0.346	$0.792	$0.099	$0.080	$0.655

Less Distributions

From net investment income	$(0.157)		$(0.336)	$(0.372)	$(0.389)	$(0.410)	$(0.415)

Total distributions	$(0.157)		$(0.336)	$(0.372)	$(0.389)	$(0.410)	$(0.415)

Net asset value — End of period	$10.110		$10.110	$10.100	$9.680	$9.970	$10.300

Total Return(3)	1.56	%(4)	3.48%	8.34%	1.02%	0.87%	6.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$174,276		$168,113	$145,788	$132,313	$154,177	$154,458

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.51	%(5)	0.53%	0.56%	0.56%	0.57%	0.56%

Interest and fee expense(6)	0.05	%(5)	0.14%	0.23%	0.24%	0.16%	0.10%

Total expenses	0.56	%(5)	0.67%	0.79%	0.80%	0.73%	0.66%

Net investment income	2.87	%(5)	3.21%	3.76%	3.98%	4.09%	4.04%

Portfolio Turnover	13	%(4)	58%	33%	18%	33%	21%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	National Fund — Class A

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.240		$10.140	$9.650	$9.930	$10.170	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.116		$0.265	$0.322	$0.350	$0.366	$0.385

Net realized and unrealized gain (loss)	0.080		0.119	0.491	(0.277)	(0.242)	0.357

Total income from operations	$0.196		$0.384	$0.813	$0.073	$0.124	$0.742

Less Distributions

From net investment income	$(0.126)		$(0.284)	$(0.323)	$(0.353)	$(0.364)	$(0.382)

Total distributions	$(0.126)		$(0.284)	$(0.323)	$(0.353)	$(0.364)	$(0.382)

Net asset value — End of period	$10.310		$10.240	$10.140	$9.650	$9.930	$10.170

Total Return(2)	1.92	%(3)	3.84%	8.57%	0.76%	1.31%	7.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,596,696		$1,620,505	$1,605,407	$1,419,239	$1,600,127	$1,857,375

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.61	%(4)	0.64%	0.68%	0.69%	0.68%	0.67%

Interest and fee expense(5)	0.02	%(4)	0.05%	0.12%	0.19%	0.16%	0.12%

Total expenses	0.63	%(4)	0.69%	0.80%	0.88%	0.84%	0.79%

Net investment income	2.25	%(4)	2.61%	3.26%	3.58%	3.71%	3.83%

Portfolio Turnover	33	%(3)	105%	89%	67%	70%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	National Fund — Class C

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.240		$10.140	$9.650	$9.930	$10.170	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.078		$0.190	$0.252	$0.276	$0.292	$0.310

Net realized and unrealized gain (loss)	0.080		0.119	0.488	(0.276)	(0.242)	0.357

Total income from operations	$0.158		$0.309	$0.740	$—	$0.050	$0.667

Less Distributions

From net investment income	$(0.088)		$(0.209)	$(0.250)	$(0.280)	$(0.290)	$(0.307)

Total distributions	$(0.088)		$(0.209)	$(0.250)	$(0.280)	$(0.290)	$(0.307)

Net asset value — End of period	$10.310		$10.240	$10.140	$9.650	$9.930	$10.170

Total Return(2)	1.54	%(3)	3.08%	7.77%	0.01%	0.56%	6.88%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$98,667		$131,330	$172,417	$363,026	$462,269	$576,664

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.36	%(4)	1.39%	1.43%	1.44%	1.43%	1.42%

Interest and fee expense(5)	0.02	%(4)	0.05%	0.12%	0.19%	0.16%	0.12%

Total expenses	1.38	%(4)	1.44%	1.55%	1.63%	1.59%	1.54%

Net investment income	1.51	%(4)	1.87%	2.57%	2.83%	2.96%	3.08%

Portfolio Turnover	33	%(3)	105%	89%	67%	70%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	National Fund — Class I

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.240		$10.140	$9.650	$9.930	$10.170	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.129		$0.289	$0.341	$0.374	$0.390	$0.410

Net realized and unrealized gain (loss)	0.080		0.120	0.495	(0.277)	(0.241)	0.357

Total income from operations	$0.209		$0.409	$0.836	$0.097	$0.149	$0.767

Less Distributions

From net investment income	$(0.139)		$(0.309)	$(0.346)	$(0.377)	$(0.389)	$(0.407)

Total distributions	$(0.139)		$(0.309)	$(0.346)	$(0.377)	$(0.389)	$(0.407)

Net asset value — End of period	$10.310		$10.240	$10.140	$9.650	$9.930	$10.170

Total Return(2)	2.05	%(3)	4.10%	8.83%	1.01%	1.56%	7.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,065,710		$1,797,038	$1,348,563	$756,446	$777,063	$701,153

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.36	%(4)	0.39%	0.43%	0.44%	0.43%	0.42%

Interest and fee expense(5)	0.02	%(4)	0.05%	0.12%	0.19%	0.16%	0.12%

Total expenses	0.38	%(4)	0.44%	0.55%	0.63%	0.59%	0.54%

Net investment income	2.50	%(4)	2.85%	3.45%	3.83%	3.95%	4.09%

Portfolio Turnover	33	%(3)	105%	89%	67%	70%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

34

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2021. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2021, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$18,762,702	$104,604,568

Interest Rate or Range of Interest Rates (%)	0.10	0.10 - 0.17

Collateral for Floating Rate Notes Outstanding	$30,809,594	$150,191,781

For the six months ended March 31, 2021, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$24,508,516	$104,175,000

Average Interest Rate	0.71%	0.64%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2021.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior

35

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2020, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	AMT-Free Fund	National Fund

Deferred capital losses:

Short-term	$15,794,902	$111,957,326

Long-term	$12,845,489	$54,324,542

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$297,035,754	$3,323,059,637

Gross unrealized appreciation	$26,996,924	$228,829,310

Gross unrealized depreciation	(2,215,487)	(25,886,175)

Net unrealized appreciation	$24,781,437	$202,943,135

36

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM and BMR became indirect, wholly-owned subsidiaries of Morgan Stanley. In connection with the Transaction, AMT-Free Fund entered into a new investment advisory agreement with EVM and National Fund entered into a new investment advisory agreement with BMR (the “New Agreements”), which took effect on March 1, 2021. Pursuant to the New Agreements (and each Fund’s investment advisory agreement with EVM or BMR, as applicable, in effect prior to March 1, 2021), the fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million but less than $1 billion	0.275	2.75

$1 billion but less than $1.5 billion	0.250	2.50

$1.5 billion but less than $2 billion	0.225	2.25

$2 billion but less than $3 billion	0.200	2.00

$3 billion and over	0.175	1.75

For the six months ended March 31, 2021, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$696,020	$5,428,064

Effective Annual Rate	0.40%	0.29%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2021 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$448	$1,732

EVD’s Class A Sales Charges	$5,368	$56,538

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution

37

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2021 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$201,224	$2,033,888

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2021, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class C Distribution Fees	$44,121	$415,421

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2021 amounted to the following:

	AMT-Free Fund	National Fund

Class C Service Fees	$14,707	$138,474

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2021, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$19,000	$49,000

Class C	$—	$6,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2021 were as follows:

	AMT-Free Fund	National Fund

Purchases	$44,833,078	$1,181,547,803

Sales	$70,489,629	$1,246,421,297

38

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Six Months Ended March 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	1,854,358	93,904	2,454,181

Issued to shareholders electing to receive payments of distributions in Fund shares	212,544	12,883	224,426

Redemptions	(2,408,979)	(197,192)	(2,076,310)

Converted from Class C shares	458,442	—	—

Converted to Class A shares	—	(460,988)	—

Net increase (decrease)	116,365	(551,393)	602,297

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	2,489,112	286,876	14,620,548

Issued to shareholders electing to receive payments of distributions in Fund shares	446,020	38,242	394,814

Redemptions	(2,260,135)	(657,145)	(12,811,555)

Converted from Class C shares	169,973	—	—

Converted to Class A shares	—	(170,955)	—

Net increase (decrease)	844,970	(502,982)	2,203,807

National Fund
	Six Months Ended March 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	7,335,291	968,251	46,844,706

Issued to shareholders electing to receive payments of distributions in Fund shares	1,634,968	81,945	2,112,739

Redemptions	(15,403,250)	(1,259,077)	(24,086,871)

Converted from Class C shares	3,045,621	—	—

Converted to Class A shares	—	(3,045,646)	—

Net increase (decrease)	(3,387,370)	(3,254,527)	24,870,574

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	18,938,747	2,768,098	102,367,062

Issued to shareholders electing to receive payments of distributions in Fund shares	3,734,240	262,024	3,801,170

Redemptions	(25,343,714)	(4,575,561)	(63,630,096)

Converted from Class C shares	2,628,910	—	—

Converted to Class A shares	—	(2,628,854)	—

Net increase (decrease)	(41,817)	(4,174,293)	42,538,136

39

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2021 is included in the Portfolio of Investments. At March 31, 2021, National Fund had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2021, National Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2021 were as follows:

	National Fund

Asset Derivative:

Futures Contracts	$4,218,574	(1)

Total	$4,218,574

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2021 was as follows:

	National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$7,340,050	(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$4,218,574	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended March 31, 2021, which is indicative of the volume of this derivative type, was approximately as follows:

National Fund

Average Notional Cost:

Futures Contracts — Short	$64,347,000

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.

40

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$340,579,893	$—	$340,579,893

Total Investments	$—	$340,579,893	$—	$340,579,893

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$3,469,838,460	$—	$3,469,838,460

Taxable Municipal Obligations	—	156,550,306	—	156,550,306

Total Investments	$—	$3,626,388,766	$—	$3,626,388,766

Futures Contracts	$4,218,574	$—	$—	$4,218,574

Total	$4,218,574	$3,626,388,766	$—	$3,630,607,340

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

41

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

18,083,259.880	192,493.549	1,345,470.082	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

42

Eaton Vance

National Municipal Income Fund

March 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance National Municipal Income Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

188,593,250.606	3,531,690.600	8,687,727.272	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

43

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance National Municipal Income Fund and Eaton Vance AMT-Free Municipal Income Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance National Municipal Income Fund	Boston Management and Research	None

Eaton Vance AMT-Free Municipal Income Fund	Eaton Vance Management	None
At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

44

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

45

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

46

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any

47

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

48

Eaton Vance

Municipal Income Funds

March 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

49

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

50

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

51

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.21

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2021

California Opportunities    •    Massachusetts    •    New York    •    Ohio

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2021

Eaton Vance

Municipal Income Funds

Eaton Vance

California Municipal Opportunities Fund

March 31, 2021

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	05/27/1994	12/19/1985	1.01%	5.42%	3.22%	5.30%
Class A with 4.75% Maximum Sales Charge	—	—	–3.83	0.39	2.21	4.80
Class C at NAV	08/31/2004	12/19/1985	0.56	4.64	2.44	4.52
Class C with 1% Maximum Sales Charge	—	—	–0.44	3.64	2.44	4.52
Class I at NAV	03/03/2008	12/19/1985	1.13	5.78	3.47	5.56

Bloomberg Barclays Municipal Bond Index	—	—	1.46%	5.51%	3.49%	4.53%
Bloomberg Barclays California Municipal Bond Index	—	—	1.01	4.96	3.37	4.93

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.72%	1.47%	0.47%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				0.95%	0.18%	1.21%
Taxable-Equivalent Distribution Rate				2.07	0.39	2.64
SEC 30-day Yield				0.34	–0.38	0.61
Taxable-Equivalent SEC 30-day Yield				0.75	–0.83	1.32

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2021

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	04/18/1991	0.45%	3.53%	2.53%	4.59%
Class A with 4.75% Maximum Sales Charge	—	—	–4.31	–1.36	1.53	4.09
Class C at NAV	05/02/2006	04/18/1991	–0.00 *	2.70	1.72	3.80
Class C with 1% Maximum Sales Charge	—	—	–1.00	1.70	1.72	3.80
Class I at NAV	06/17/1993	04/18/1991	0.54	3.81	2.72	4.81

Bloomberg Barclays Municipal Bond Index	—	—	1.46%	5.51%	3.49%	4.53%
Bloomberg Barclays Massachusetts Municipal Bond Index	—	—	0.83	4.35	3.21	4.21

* Amount is less than –0.005%.

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.71%	1.46%	0.51%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.69%	0.93%	1.90%
Taxable-Equivalent Distribution Rate				3.12	1.72	3.51
SEC 30-day Yield				0.45	–0.27	0.67
Taxable-Equivalent SEC 30-day Yield				0.82	–0.50	1.23

% Total Leverage[5]

Residual Interest Bond (RIB) Financing						1.65%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Income Fund

March 31, 2021

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	04/15/1994	08/30/1990	2.15%	4.95%	3.29%	5.17%
Class A with 4.75% Maximum Sales Charge	—	—	–2.68	0.00 *	2.30	4.67
Class C at NAV	09/30/2003	08/30/1990	1.77	4.07	2.52	4.39
Class C with 1% Maximum Sales Charge	—	—	0.78	3.07	2.52	4.39
Class I at NAV	03/03/2008	08/30/1990	2.25	5.15	3.49	5.38

Bloomberg Barclays Municipal Bond Index	—	—	1.46%	5.51%	3.49%	4.53%
Bloomberg Barclays New York Municipal Bond Index	—	—	2.06	5.01	3.18	4.25

* Amount is less than 0.005%.

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.67%	1.42%	0.47%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.44%	0.67%	1.64%
Taxable-Equivalent Distribution Rate				2.86	1.33	3.26
SEC 30-day Yield				0.80	0.10	1.04
Taxable-Equivalent SEC 30-day Yield				1.59	0.19	2.06

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Ohio Municipal Income Fund

March 31, 2021

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	04/18/1991	1.01%	4.85%	3.28%	4.79%
Class A with 4.75% Maximum Sales Charge	—	—	–3.75	–0.09	2.28	4.28
Class C at NAV	02/03/2006	04/18/1991	0.52	4.07	2.49	4.01
Class C with 1% Maximum Sales Charge	—	—	–0.48	3.07	2.49	4.01
Class I at NAV	08/03/2010	04/18/1991	1.00	5.06	3.47	4.99

Bloomberg Barclays Municipal Bond Index	—	—	1.46%	5.51%	3.49%	4.53%
Bloomberg Barclays Ohio Municipal Bond Index	—	—	0.78	5.14	3.42	4.55

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.76%	1.51%	0.56%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.62%	1.86%	2.82%
Taxable-Equivalent Distribution Rate				4.83	3.43	5.20
SEC 30-day Yield				0.96	0.27	1.21
Taxable-Equivalent SEC 30-day Yield				1.77	0.49	2.23

% Total Leverage[5]

RIB Financing						4.68%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Municipal Income Funds

March 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays California Municipal Bond Index is an unmanaged index of California municipal bonds. Bloomberg Barclays Massachusetts Municipal Bond Index is an unmanaged index of Massachusetts municipal bonds. Bloomberg Barclays New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Bloomberg Barclays Ohio Municipal Bond Index is an unmanaged index of Ohio municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

For California Municipal Opportunities Fund, performance prior to April 13, 2015 reflects the Fund’s performance under its former investment objective and strategy.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

6

Eaton Vance

Municipal Income Funds

March 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 – March 31, 2021).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,010.10	$3.46	0.69%
Class C	$1,000.00	$1,005.60	$7.20	1.44%
Class I	$1,000.00	$1,011.30	$2.26	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.48	0.69%
Class C	$1,000.00	$1,017.80	$7.24	1.44%
Class I	$1,000.00	$1,022.70	$2.27	0.45%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.

7

Eaton Vance

Municipal Income Funds

March 31, 2021

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,004.50	$3.30	0.66%
Class C	$1,000.00	$1,000.00	$7.03	1.41%
Class I	$1,000.00	$1,005.40	$2.30	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.33	0.66%
Class C	$1,000.00	$1,017.90	$7.09	1.41%
Class I	$1,000.00	$1,022.60	$2.32	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.50	$3.28	0.65%
Class C	$1,000.00	$1,017.70	$7.04	1.40%
Class I	$1,000.00	$1,022.50	$2.27	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.28	0.65%
Class C	$1,000.00	$1,018.00	$7.04	1.40%
Class I	$1,000.00	$1,022.70	$2.27	0.45%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.

8

Eaton Vance

Municipal Income Funds

March 31, 2021

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,010.10	$3.61	0.72%
Class C	$1,000.00	$1,005.20	$7.35	1.47%
Class I	$1,000.00	$1,010.00	$2.61	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.63	0.72%
Class C	$1,000.00	$1,017.60	$7.39	1.47%
Class I	$1,000.00	$1,022.30	$2.62	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.

9

Eaton Vance

California Municipal Opportunities Fund

March 31, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds — 0.8%
Security	Principal Amount (000’s omitted)	Value

Other — 0.4%

Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$2,415,296

		$2,415,296

Other Revenue — 0.4%

J. Paul Getty Trust (The), 0.39%, 1/1/24	$3,000	$2,981,739

		$2,981,739

Total Corporate Bonds — 0.8% (identified cost $5,080,000)		$5,397,035

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000’s omitted)	Value

Housing — 0.4%

California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,625	$2,997,278

Total Tax-Exempt Mortgage-Backed Securities — 0.4% (identified cost $2,961,828)		$2,997,278

Tax-Exempt Municipal Obligations — 87.0%
Security	Principal Amount (000’s omitted)	Value

Education — 7.6%

California Education Notes Program, 2.00%, 1/31/22	$4,850	$4,925,078

California Educational Facilities Authority, (Chapman University):

5.00%, 4/1/22(2)	665	697,193

5.00%, 4/1/23(2)	550	602,371

5.00%, 4/1/24(2)	525	597,513

5.00%, 4/1/25(2)	425	500,319

5.00%, 4/1/26(2)	475	577,234

5.00%, 4/1/27(2)	475	592,843

5.00%, 4/1/28(2)	395	504,545

5.00%, 4/1/29(2)	425	552,598

5.00%, 4/1/30(2)	425	561,272

5.00%, 4/1/31(2)	475	637,839

California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/45	400	596,268

Security	Principal Amount (000’s omitted)	Value

Education (continued)

California Enterprise Development Authority, (The Thacher School):

4.00%, 9/1/32	$425	$512,542

4.00%, 9/1/34	400	474,380

California Municipal Finance Authority, (University of the Pacific):

4.00%, 11/1/35	1,000	1,200,390

4.00%, 11/1/37	1,000	1,181,950

4.00%, 11/1/42(2)	1,620	1,823,780

California School Finance Authority, (Green Dot Public Schools):

5.00%, 8/1/28(1)	380	462,445

5.00%, 8/1/38(1)	2,500	2,934,000

California School Finance Authority, (KIPP SoCal Public Schools):

4.00%, 7/1/40(1)	800	920,080

5.00%, 7/1/24(1)	100	113,342

5.00%, 7/1/25(1)	105	122,432

5.00%, 7/1/26(1)	110	131,696

5.00%, 7/1/27(1)	100	122,651

5.00%, 7/1/28(1)	100	124,775

5.00%, 7/1/29(1)	100	126,851

5.00%, 7/1/30(1)	100	128,492

California State University, Prerefunded to 11/1/21, 5.25%, 11/1/31	1,465	1,508,144

Riverside County Office of Education, CA, 2.00%, 12/1/21	10,000	10,124,500

University of California:

0.03%, 5/15/48(3)	15,000	15,000,000

5.00%, 5/15/35	4,215	5,058,126

		$53,415,649

Electric Utilities — 2.6%

Glendale, CA, Electric System Revenue, 5.00%, 2/1/38	$1,005	$1,188,222

Modesto Irrigation District, CA, Electric System Revenue, 5.00%, 7/1/21(2)	275	278,226

Sacramento Municipal Utility District, CA:

5.00%, 8/15/27	1,080	1,098,986

5.00%, 8/15/28	1,455	1,480,040

Sacramento Municipal Utility District, CA, Green Bonds:

4.00%, 8/15/40	1,575	1,890,173

5.00%, 8/15/36	7,000	9,219,420

Southern California Public Power Authority, Green Bonds:

5.00%, 7/1/25(2)	1,600	1,904,880

5.00%, 7/1/26(2)	750	921,780

		$17,981,727

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 1.5%

California Health Facilities Financing Authority, (Sutter Health):

Prerefunded to 11/15/25, 5.00%, 11/15/32	$1,040	$1,253,585

Prerefunded to 11/15/25, 5.00%, 11/15/41	4,985	6,008,769

California Municipal Finance Authority, (University of San Diego):

Prerefunded to 10/1/21, 5.25%, 10/1/27	915	938,021

Prerefunded to 10/1/21, 5.25%, 10/1/28	960	984,154

San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/39	890	1,037,473

		$10,222,002

General Obligations — 35.7%

Allan Hancock Joint Community College District, CA, (Election of 2006), 4.00%, 8/1/40	$3,500	$4,171,580

Anaheim Union High School District, CA, (Election of 2014):

4.00%, 8/1/30	1,000	1,178,880

4.00%, 8/1/31	1,000	1,172,410

Baldwin Park Unified School District, CA, (Election of 2018):

3.00%, 8/1/35	170	185,660

3.00%, 8/1/36	200	217,738

3.00%, 8/1/37	300	324,564

3.00%, 8/1/38	325	350,707

3.00%, 8/1/39	450	482,845

4.00%, 8/1/30	100	119,288

4.00%, 8/1/32	100	118,111

4.00%, 8/1/33	100	117,537

4.00%, 8/1/34	100	117,110

Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/31	1,885	2,223,848

Brisbane School District, CA, (Election of 2020):

4.00%, 8/1/35	155	182,289

4.00%, 8/1/40	310	361,888

5.00%, 8/1/45	535	652,925

Burlingame Elementary School District, CA, (Election of 2020):

3.00%, 8/1/37	150	165,669

3.00%, 8/1/38	175	191,301

3.00%, 8/1/39	175	190,085

3.00%, 8/1/40	200	215,912

3.00%, 8/1/41	360	387,511

4.00%, 8/1/33	175	211,766

4.00%, 8/1/46	2,885	3,357,361

Cabrillo Unified School District, CA, (Election of 2018), 4.00%, 8/1/33	100	118,299

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

California:

0.45%, (SIFMA + 0.38%), 12/1/22 (Put Date), 12/1/27(4)	$1,000	$1,000,410

0.50%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(4)	3,000	3,004,770

3.00%, 3/1/22	1,270	1,303,325

3.00%, 9/1/35	1,010	1,086,053

4.00%, 3/1/36	7,845	9,433,612

4.00%, 3/1/38	3,765	4,497,104

5.00%, 12/1/21	2,360	2,436,228

5.00%, 10/1/22	250	268,103

5.00%, 3/1/35	5,850	7,618,747

5.00%, 3/1/35	2,000	2,604,700

5.00%, 4/1/35	1,000	1,276,160

5.00%, 4/1/38	2,260	2,857,906

Chino Valley Unified School District, CA, (Election of 2016):

4.00%, 8/1/45	3,000	3,516,120

5.00%, 8/1/38	650	841,321

5.00%, 8/1/39	650	838,968

5.00%, 8/1/40	925	1,189,957

Desert Community College District, CA, 5.00%, 8/1/37	7,395	8,750,873

Franklin-McKinley School District, CA, (Election of 2020):

4.00%, 8/1/35	100	116,906

4.00%, 8/1/36	100	116,473

4.00%, 8/1/37	205	238,077

4.00%, 8/1/39	245	283,159

4.00%, 8/1/40	415	478,624

Fresno Unified School District, CA, (Election of 2016):

4.00%, 8/1/30	570	681,703

4.00%, 8/1/31	475	565,630

4.00%, 8/1/33	565	665,802

4.00%, 8/1/34	185	217,355

Geyserville Unified School District, CA, (Election of 2020):

5.00%, 8/1/40	630	786,857

5.00%, 8/1/45	700	866,516

5.00%, 8/1/49	1,220	1,505,602

Gilroy Unified School District, CA, (Elections of 2008 and 2016), 4.00%, 8/1/30	245	289,482

Gilroy Unified School District, CA, (Election of 2016):

4.00%, 8/1/22	300	315,330

4.00%, 8/1/23	300	326,646

4.00%, 8/1/24	250	280,560

4.00%, 8/1/25	250	288,195

4.00%, 8/1/26	250	295,123

4.00%, 8/1/27	400	481,512

4.00%, 8/1/28	500	612,320

4.00%, 8/1/29	250	303,605

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Gilroy Unified School District, CA, (Election of 2016): (continued)

4.00%, 8/1/30	$350	$422,131

4.00%, 8/1/31	250	300,217

4.00%, 8/1/32	350	417,690

4.00%, 8/1/33	660	782,793

4.00%, 8/1/34	1,075	1,267,909

4.00%, 8/1/35	500	587,555

4.00%, 8/1/36	400	468,000

4.00%, 8/1/37	450	524,970

4.00%, 8/1/38	500	581,465

4.00%, 8/1/39	350	406,080

4.00%, 8/1/40	675	780,995

4.00%, 8/1/41	750	865,012

Glendale Unified School District, CA, (Election of 2011):

3.00%, 9/1/37	2,400	2,624,184

3.00%, 9/1/38	2,195	2,377,887

Hartnell Community College District, CA, (Election of 2016), 4.00%, 8/1/33	200	237,824

La Canada Unified School District, CA, (Election of 2017):

4.00%, 8/1/33	500	594,560

4.00%, 8/1/40	1,000	1,160,010

4.00%, 8/1/45	1,445	1,657,820

Liberty Union High School District, CA, (Election of 2016):

3.00%, 8/1/35	670	739,017

3.00%, 8/1/36	750	824,662

3.00%, 8/1/37	810	885,046

3.00%, 8/1/38	890	963,576

3.00%, 8/1/39	1,000	1,072,990

4.00%, 8/1/34	250	294,483

Long Beach Unified School District, CA, (Election of 2008), 4.00%, 8/1/32	1,275	1,556,966

Madera Unified School District, CA, (Election of 2018):

4.00%, 8/1/33	170	201,238

4.00%, 8/1/34	355	417,895

4.00%, 8/1/36	430	501,806

4.00%, 8/1/37	325	378,170

4.00%, 8/1/43	1,305	1,496,496

Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/21	1,095	1,107,954

Manteca Unified School District, CA, (Election of 2014):

4.00%, 8/1/29	100	120,579

4.00%, 8/1/31	180	214,344

4.00%, 8/1/32	360	427,129

4.00%, 8/1/34	1,075	1,266,275

4.00%, 8/1/35	500	587,555

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Mariposa County Unified School District, CA, (Election of 2016):

5.00%, 8/1/40	$1,315	$1,569,347

5.00%, 8/1/43	1,265	1,508,234

Mendocino Unified School District, CA, (Election of 2020):

4.00%, 8/1/29	185	226,279

4.00%, 8/1/40	500	580,005

4.00%, 8/1/44	1,000	1,149,410

4.00%, 8/1/49	3,020	3,451,769

Menifee Union School District, CA:

4.00%, 8/1/28	150	183,101

4.00%, 8/1/30	150	187,439

4.00%, 8/1/31	135	167,125

Moreland School District, CA, (Election of 2020):

3.00%, 8/1/21(2)	575	580,267

3.00%, 8/1/22(2)	520	539,666

3.00%, 8/1/40(2)	510	544,496

4.00%, 8/1/30(2)	110	134,936

4.00%, 8/1/31(2)	115	139,980

4.00%, 8/1/33(2)	200	240,956

4.00%, 8/1/34(2)	320	383,133

4.00%, 8/1/38(2)	700	823,207

Mt. San Antonio Community College District, CA, (Election of 2008), 5.00%, 6/1/33	750	886,837

Mt. San Jacinto Community College District, CA, (Election of 2014):

3.00%, 8/1/32	800	894,112

3.00%, 8/1/33	900	1,000,854

3.00%, 8/1/34	850	939,862

3.00%, 8/1/35	1,000	1,103,010

3.00%, 8/1/36	1,000	1,099,550

3.00%, 8/1/37	1,775	1,939,454

3.00%, 8/1/38	2,955	3,199,290

Old Adobe Union School District, CA, (Election of 2018):

4.00%, 8/1/33	200	237,516

4.00%, 8/1/37	200	233,020

4.00%, 8/1/38	300	348,654

4.00%, 8/1/39	375	434,524

4.00%, 8/1/40	200	231,108

4.00%, 8/1/42	405	466,289

4.00%, 8/1/44	750	860,400

4.00%, 8/1/48	2,625	2,997,645

5.00%, 8/1/44	1,860	2,217,641

Oxnard Union High School District, CA, (Election of 2018):

4.00%, 8/1/33	110	130,213

4.00%, 8/1/38	1,000	1,133,980

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Oxnard Union High School District, CA, (Election of 2018): (continued)

4.00%, 8/1/39	$1,000	$1,156,490

5.00%, 8/1/35	1,805	2,179,989

Pittsburg Unified School District, CA, (Election of 2014):

5.00%, 8/1/40	1,235	1,473,874

5.00%, 8/1/42	1,545	1,836,820

Placer Union High School District, CA, (Election of 2018):

4.00%, 8/1/34	1,000	1,180,210

4.00%, 8/1/40	2,030	2,354,820

5.00%, 8/1/45	3,175	3,885,946

Portola Valley School District, CA, (Election of 2018):

3.00%, 8/1/35	700	787,220

4.00%, 8/1/31	205	255,207

Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/31	1,250	1,471,350

San Diego Community College District, CA, 4.00%, 8/1/34	4,500	5,174,865

San Francisco Bay Area Rapid Transit District, CA, (Election of 2004), Green Bonds, 4.00%, 8/1/37	1,500	1,746,885

San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds:

4.00%, 8/1/34	3,285	3,970,448

4.00%, 8/1/35	1,200	1,446,516

4.00%, 8/1/44	1,200	1,410,108

4.00%, 8/1/45	8,295	9,727,049

5.00%, 8/1/34	1,765	2,297,659

5.00%, 8/1/35	250	324,597

San Francisco City and County, CA:

4.00%, 6/15/32	3,810	4,574,362

4.00%, 6/15/33	200	239,270

4.00%, 6/15/34	275	327,968

4.00%, 6/15/35	200	237,988

San Francisco Unified School District, CA, (Election of 2016):

4.00%, 6/15/34	3,855	4,530,704

4.00%, 6/15/35	2,000	2,345,300

San Juan Unified School District, CA, (Election of 2016):

3.00%, 8/1/35	1,900	2,095,719

3.00%, 8/1/36	3,000	3,298,650

4.00%, 8/1/31	590	706,678

4.00%, 8/1/33	3,300	3,924,096

4.00%, 8/1/34	2,800	3,319,568

San Luis Coastal Unified School District, CA, (Election of 2014):

5.00%, 8/1/36	3,550	4,277,288

5.00%, 8/1/37	1,835	2,205,652

San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/37	500	587,075

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

San Mateo-Foster City School District, CA, (Election of 2015):

4.00%, 8/1/31	$235	$289,612

4.00%, 8/1/32	300	367,674

4.00%, 8/1/33	400	487,908

4.00%, 8/1/34	335	406,077

4.00%, 8/1/35	500	602,280

4.00%, 8/1/36	325	389,012

San Mateo-Foster City School District, CA, (Election of 2020):

3.00%, 8/1/22	6,145	6,381,214

4.00%, 8/1/31	290	357,393

4.00%, 8/1/32	200	245,116

4.00%, 8/1/33	300	365,931

4.00%, 8/1/34	410	496,990

4.00%, 8/1/35	260	313,186

4.00%, 8/1/36	275	329,164

San Rafael City Elementary School District, CA, (Election of 2015), 5.00%, 8/1/38	500	621,300

Santa Clara County, CA, (Election of 2008), 4.00%, 8/1/34	1,605	1,882,970

Santa Monica-Malibu Unified School District, CA, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/37	815	950,217

Saugus Union School District, CA, (Election of 2014), 4.00%, 8/1/33	500	609,565

Simi Valley Unified School District, CA, (Election of 2016):

4.00%, 8/1/31	150	179,084

4.00%, 8/1/33	200	236,750

4.00%, 8/1/36	375	440,167

4.00%, 8/1/37	450	526,666

4.00%, 8/1/38	1,080	1,260,835

4.00%, 8/1/39	1,215	1,415,135

4.00%, 8/1/40	1,380	1,600,814

4.00%, 8/1/41	1,545	1,787,673

Tahoe-Truckee Unified School District, CA, (Election of 2014):

5.00%, 8/1/33	500	606,765

5.00%, 8/1/36	1,000	1,206,590

Vacaville Unified School District, CA, (Election of 2014):

4.00%, 8/1/33	140	166,477

4.00%, 8/1/42	2,145	2,474,386

Vista Unified School District, CA, (Election of 2018), 5.00%, 8/1/32	155	201,519

West Sonoma County Union High School District, CA, (Election of 2018):

5.00%, 8/1/37	500	622,830

5.00%, 8/1/40	1,125	1,391,861

5.00%, 8/1/43	1,000	1,228,770

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Westminster School District, CA, (Election of 2016):

5.00%, 8/1/38	$400	$479,652

5.00%, 8/1/39	585	699,818

5.00%, 8/1/42	1,000	1,189,440

		$249,092,922

Health Care-Miscellaneous — 0.1%

California Municipal Finance Authority, (Institute on Aging), 5.00%, 8/15/24	$570	$654,867

		$654,867

Hospital — 4.6%

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,415	$3,772,414

California Health Facilities Financing Authority, (City of Hope):

5.00%, 11/15/32	735	784,973

5.00%, 11/15/35	1,050	1,119,636

California Health Facilities Financing Authority, (CommonSpirit Health), 4.00%, 4/1/35	3,500	4,100,635

California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital at Stanford), 5.00%, 8/15/32	1,210	1,435,447

California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,671,007

California Health Facilities Financing Authority, (Providence St. Joseph Health):

5.00%, 10/1/30	400	482,432

5.00% to 10/1/27 (Put Date), 10/1/39	1,200	1,503,312

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,650,960

California Municipal Finance Authority, (NorthBay Healthcare Group):

5.00%, 11/1/24	800	898,936

5.00%, 11/1/26	500	588,400

5.00%, 11/1/27	165	183,232

5.00%, 11/1/29	105	115,611

5.00%, 11/1/30	150	164,651

Series 2015, 5.00%, 11/1/25	200	223,866

Series 2017A, 5.00%, 11/1/25	800	921,264

California Public Finance Authority, (Henry Mayo Newhall Hospital):

4.00%, 10/15/25	390	439,663

4.00%, 10/15/26	415	475,793

5.00%, 10/15/33	425	492,945

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,367,140

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Oroville, CA, (Oroville Hospital), 5.25%, 4/1/49	$5,000	$5,667,000

		$32,059,317

Housing — 0.3%

Independent Cities Finance Authority, CA, (Union City Tropics), 5.00%, 5/15/48	$2,000	$2,409,080

		$2,409,080

Industrial Development Revenue — 1.5%

California Pollution Control Financing Authority, (Republic Services, Inc.), Series 2017 A1, (AMT), 0.20%, 11/1/42(1)(5)	$7,500	$7,500,150

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	2,500	2,649,075

		$10,149,225

Insured – Electric Utilities — 0.7%

Puerto Rico Electric Power Authority:

(NPFG), 5.00%, 7/1/23	$125	$127,029

(NPFG), 5.25%, 7/1/22	1,500	1,547,100

(NPFG), 5.25%, 7/1/32	2,100	2,334,402

(NPFG), Series QQ, 5.00%, 7/1/22	180	182,505

(NPFG), Series RR, 5.00%, 7/1/22	140	141,949

(NPFG), Series RR, 5.00%, 7/1/24	300	306,261

(NPFG), Series SS, 5.00%, 7/1/24	130	132,713

		$4,771,959

Insured – General Obligations — 3.7%

Cambrian School District, CA, (Election of 2020), (AGM), 5.00%, 8/1/22(2)	$1,645	$1,750,115

Compton Community College District, CA, (Election of 2014), (BAM), 5.00%, 8/1/36	1,690	2,037,194

Cotati-Rohnert Park Unified School District, CA, (Election of 2016):

(AGM), 5.00%, 8/1/33	710	860,783

(AGM), 5.00%, 8/1/34	825	998,299

(AGM), 5.00%, 8/1/35	955	1,153,401

(AGM), 5.00%, 8/1/36	1,015	1,223,522

(AGM), 5.00%, 8/1/37	1,135	1,365,564

(AGM), 5.00%, 8/1/38	1,175	1,410,987

Galt Joint Union High School District, CA, (Election of 2016):

(BAM), 5.00%, 8/1/37	500	601,570

(BAM), 5.00%, 8/1/38	500	600,420

(BAM), 5.00%, 8/1/43	1,000	1,192,280

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Menifee Union School District, CA:

(AGM), 4.00%, 8/1/33	$225	$275,621

(AGM), 4.00%, 8/1/35	330	398,693

(AGM), 4.00%, 8/1/37	300	359,214

Paramount Unified School District, CA, (Election of 2016):

(BAM), 4.00%, 8/1/35	150	180,792

(BAM), 4.00%, 8/1/36	200	239,764

Rio Elementary School District, CA, (Election of 2018), (BAM), 5.00%, 8/1/47	1,750	2,127,160

San Leandro Unified School District, CA, (Election of 2016), (BAM), 5.00%, 8/1/38	1,000	1,228,590

South Whittier School District, CA, (Election of 2016), (AGM), 4.00%, 8/1/45	1,000	1,141,390

Ukiah Unified School District, CA, (Election of 2020):

(AGM), 5.00%, 8/1/34	800	992,736

(AGM), 5.00%, 8/1/36	1,025	1,265,188

(AGM), 5.00%, 8/1/40	1,000	1,222,490

(AGM), 5.00%, 8/1/42	1,085	1,320,022

Washington Unified School District, CA, (Election of 2020):

(AGM), 4.00%, 8/1/34	250	292,965

(AGM), 4.00%, 8/1/35	285	333,182

(AGM), 4.00%, 8/1/36	320	372,954

Winters Joint Unified School District, CA, (Election of 2018), (AGM), 4.00%, 8/1/39	630	728,122

		$25,673,018

Insured – Special Tax Revenue — 1.0%

Dana Point Community Facilities District No. 2006-1, CA:

(BAM), 4.00%, 9/1/37	$600	$717,492

(BAM), 4.00%, 9/1/41	2,000	2,361,700

Lake Elsinore School Financing Authority, CA:

(BAM), 5.00%, 10/1/36	1,570	1,973,113

(BAM), 5.00%, 10/1/37	470	588,844

Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/41	1,320	1,509,011

		$7,150,160

Insured – Transportation — 1.1%

Alameda Corridor Transportation Authority, CA, (AGM), 5.00%, 10/1/37	$5,075	$6,014,129

San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/24	1,800	1,727,568

		$7,741,697

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.7%

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):

5.00%, 11/1/33	$1,740	$1,942,832

5.00%, 11/1/34	1,290	1,438,956

Green Bonds, 5.00%, 11/1/30	275	366,168

California Infrastructure and Economic Development Bank, (California Academy of Sciences):

Series 2018A, 0.455%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(4)	2,500	2,499,950

Series 2018B, 0.455%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(4)	450	449,991

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2013A, 0.406%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(4)	4,800	4,804,176

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	504,025

		$12,006,098

Senior Living / Life Care — 1.3%

ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$622,392

California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	295,775

California Municipal Finance Authority, (HumanGood - California Obligated Group):

4.00%, 10/1/34	755	843,244

4.00%, 10/1/37	3,300	3,649,140

California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	1,154,470

California Statewide Communities Development Authority, (American Baptist Homes of the West):

5.00%, 10/1/23	500	549,600

5.00%, 10/1/26	500	578,660

5.00%, 10/1/27	780	898,038

California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	784,348

		$9,375,667

Solid Waste — 0.1%

Yolo County Public Agencies Financing Authority, CA, Solid Waste Revenue, 4.00%, 12/1/35	$500	$593,330

		$593,330

Special Tax Revenue — 7.6%

Chula Vista Municipal Financing Authority, CA, 5.50%, 9/1/30	$1,525	$1,692,613

15	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Contra Costa Transportation Authority, CA, Sales Tax Revenue, 0.331%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(4)	$7,000	$7,000,070

Irvine Community Facilities District No. 2013-3, CA, (Great Park):

5.00%, 9/1/30	580	657,848

5.00%, 9/1/31	465	525,980

5.00%, 9/1/33	545	613,708

5.00%, 9/1/35	1,150	1,348,778

5.00%, 9/1/38	1,000	1,165,770

Series 2014, 5.00%, 9/1/32	450	507,780

Series 2014, 5.00%, 9/1/34	360	404,687

Series 2018, 5.00%, 9/1/32	625	737,700

Series 2018, 5.00%, 9/1/34	765	898,974

Los Angeles, CA, Tax and Revenue Anticipation Notes, 4.00%, 6/24/21	1,000	1,008,980

Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area), 5.00%, 9/1/23	520	530,332

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/35	1,500	1,803,810

Santa Clara Valley Transportation Authority, CA, Sales Tax Revenue, (SPA: TD Bank, N.A.), 0.03%, 4/1/36(3)	14,970	14,970,000

San Diego County Regional Transportation Commission, CA, Sales Tax Revenue:

(SPA: Bank of America, N.A.), 0.02%, 4/1/38(6)	9,325	9,325,000

5.00%, 4/1/26	335	409,688

San Mateo County Transportation Authority, CA, Sales Tax Revenue, (LOC: Bank of America, N.A.), 0.03%, 6/1/49(3)	6,000	6,000,000

South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch):

5.00%, 8/15/27	515	533,947

5.00%, 8/15/28	775	803,125

Successor Agency to San Francisco City and County Redevelopment Agency, CA, 5.00%, 8/1/37	1,630	1,887,165

		$52,825,955

Transportation — 8.9%

Alameda Corridor Transportation Authority, CA:

5.00%, 10/1/36	$2,250	$2,642,152

5.00%, 10/1/37	2,200	2,575,452

Bay Area Toll Authority, CA, (San Francisco Bay Area):

0.35%, (SIFMA + 0.28%), 4/1/24 (Put Date), 4/1/56(4)	2,500	2,502,275

0.52%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(4)	800	802,136

Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,000	1,053,830

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

California Municipal Finance Authority, (LINXS Automated People Mover):

(AMT), 5.00%, 12/31/36	$2,570	$3,095,334

(AMT), 5.00%, 12/31/37	1,025	1,231,373

(AMT), 5.00%, 12/31/43	2,060	2,434,529

Long Beach, CA, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	611,910

Los Angeles Department of Airports, CA, (Los Angeles International Airport):

(AMT), 5.00%, 5/15/25	1,500	1,762,365

(AMT), 5.00%, 5/15/29	1,000	1,280,010

(AMT), 5.00%, 5/15/33	1,675	2,074,873

(AMT), 5.00%, 5/15/41	1,660	1,905,912

(AMT), 5.00%, 5/15/46	4,500	5,201,640

Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/21	1,000	1,014,950

San Diego County Regional Airport Authority, CA:

(AMT), 5.00%, 7/1/22	500	528,520

(AMT), 5.00%, 7/1/30	1,000	1,212,300

San Francisco City and County Airport Commission, CA, (San Francisco International Airport):

(AMT), 5.00%, 5/1/24	3,600	3,612,456

(AMT), 5.00%, 5/1/41	4,905	5,714,717

(AMT), 5.00%, 5/1/44	2,465	2,767,924

(AMT), 5.00%, 5/1/46	2,330	2,695,647

San Jose, CA, Airport Revenue:

(AMT), 5.00%, 3/1/24(2)	750	847,972

(AMT), 5.00%, 3/1/25(2)	815	951,154

(AMT), 5.00%, 3/1/26(2)	1,535	1,838,869

(AMT), 5.00%, 3/1/37	1,735	2,057,051

(AMT), 5.00%, 3/1/41	3,000	3,537,000

(AMT), 5.00%, 3/1/47	5,500	6,446,330

		$62,398,681

Water and Sewer — 7.0%

Beverly Hills Public Financing Authority, CA, Water Revenue:

4.00%, 6/1/33	$125	$155,305

4.00%, 6/1/34	175	215,892

4.00%, 6/1/35	125	153,911

4.00%, 6/1/36	325	397,745

4.00%, 6/1/37	500	609,190

4.00%, 6/1/38	2,250	2,730,892

4.00%, 6/1/39	1,715	2,072,114

4.00%, 6/1/40	1,080	1,299,661

California Department of Water Resources, 5.00%, 12/1/32	220	278,489

Dublin San Ramon Services District, CA, Water Revenue, 5.00%, 8/1/30	980	1,230,047

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/32	$1,500	$1,774,365

Eastern Municipal Water District, CA, Water and Wastewater Revenue:

0.32%, (SIFMA + 0.25%), 10/1/21 (Put Date), 7/1/46(4)	2,000	2,000,120

0.381%, (70% of 1 mo. USD LIBOR + 0.30%), 10/1/21 (Put Date), 7/1/30(4)	2,450	2,450,441

Los Angeles Department of Water and Power, CA, Water System Revenue, (SPA: TD Bank, N.A.), 0.04%, 7/1/51(3)	14,000	14,000,000

Marin Public Financing Authority, CA, (Las Gallinas Valley Sanitary District), 4.00%, 4/1/26	1,000	1,171,000

Oceanside, CA, Water Revenue, 4.00%, 5/1/33	100	122,442

Orange County Sanitation District, CA, 5.00%, 2/1/22	300	312,129

Orange County Water District, CA, 5.00%, 8/15/33	200	261,076

Pasadena, CA, Water Revenue:

5.00%, 6/1/38	1,480	1,919,575

5.00%, 6/1/39	1,500	1,939,905

Petaluma, CA, Wastewater Revenue, 5.00%, 5/1/21	470	471,669

Rancho California Water District Financing Authority:

4.00%, 8/1/38	1,500	1,799,160

4.00%, 8/1/39	2,800	3,349,220

Ross Valley Public Financing Authority, CA, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	575,795

San Diego Public Facilities Financing Authority, CA, Water Revenue:

4.00%, 8/1/36	1,000	1,226,850

4.00%, 8/1/37	1,000	1,222,440

South Gate Utility Authority, CA, Water Revenue, 4.00%, 10/1/34	2,360	2,771,820

Upper Santa Clara Valley Joint Powers Authority, CA:

4.00%, 8/1/45	1,320	1,460,474

5.00%, 8/1/35	50	63,006

5.00%, 8/1/36	300	377,139

5.00%, 8/1/37	300	376,302

5.00%, 8/1/38	250	313,013

		$49,101,187

Total Tax-Exempt Municipal Obligations — 87.0% (identified cost $587,215,170)		$607,622,541

Taxable Municipal Obligations — 4.5%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.2%

Ojai Unified School District, CA:

2.019%, 8/1/31	$480	$468,048

2.519%, 8/1/36	400	388,512

Tamalpais Union High School District, CA:

1.414%, 8/1/30	475	458,893

1.514%, 8/1/31	1,500	1,451,295

Tustin Unified School District, CA:

1.654%, 8/1/30	1,230	1,206,224

1.754%, 8/1/31	1,510	1,479,498

1.854%, 8/1/32	1,070	1,048,108

1.954%, 8/1/33	590	577,568

2.649%, 8/1/42	1,125	1,089,990

		$8,168,136

Hospital — 0.6%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$3,875	$4,330,700

		$4,330,700

Insured – General Obligations — 0.4%

Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	$500	$500,700

Sanger Unified School District, CA:

(BAM), 2.371%, 8/1/35	445	433,350

(BAM), 2.734%, 8/1/42	2,000	1,943,360

		$2,877,410

Insured – Special Tax Revenue — 0.1%

Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.388%, 8/1/22	$955	$989,896

		$989,896

Insured – Transportation — 0.1%

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	$740	$620,697

		$620,697

Lease Revenue / Certificates of Participation — 1.2%

Downey, CA, Pension Obligation Bonds:

1.75%, 6/1/29	$550	$527,775

1.85%, 6/1/30	650	623,018

1.95%, 6/1/31	835	798,519

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Downey, CA, Pension Obligation Bonds: (continued)

2.05%, 6/1/32	$850	$811,758

2.15%, 6/1/33	1,110	1,057,353

2.25%, 6/1/34	1,250	1,188,537

2.35%, 6/1/35	2,045	1,942,505

Monterey Park, CA, Pension Obligation Bonds:

2.193%, 6/1/33	560	542,198

2.293%, 6/1/34	750	724,770

		$8,216,433

Special Tax Revenue — 0.2%

Successor Agency to San Diego Redevelopment Agency, CA:

3.25%, 9/1/22	$250	$260,498

3.375%, 9/1/23	250	267,307

3.50%, 9/1/24	250	273,067

3.625%, 9/1/25	250	277,580

3.75%, 9/1/26	250	278,000

		$1,356,452

Transportation — 0.7%

Los Angeles Department of Airports, CA, (Los Angeles International Airport):

1.513%, 5/15/29	$775	$741,745

1.613%, 5/15/30	900	857,115

1.713%, 5/15/31	800	758,912

1.863%, 5/15/32	1,300	1,229,605

San Jose, CA, Airport Revenue:

0.65%, 3/1/24(2)	250	249,702

1.359%, 3/1/26(2)	250	248,878

1.732%, 3/1/27(2)	250	248,440

2.21%, 3/1/29(2)	500	495,150

		$4,829,547

Total Taxable Municipal Obligations — 4.5% (identified cost $31,672,179)		$31,389,271

Total Investments — 92.7% (identified cost $626,929,177)		$647,406,125

Other Assets, Less Liabilities — 7.3%		$50,678,963

Net Assets — 100.0%		$698,085,088

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2021, 7.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $15,606,235 or 2.2% of the Fund’s net assets.

(2)	When-issued security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2021.

(4)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2021.

(5)

Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at March 31, 2021.

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2021.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

18	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 80.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.1%

Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$4,514,856

		$4,514,856

Education — 18.4%

Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$1,793,640

Massachusetts Development Finance Agency, (Berklee College of Music):

5.00%, 10/1/29	1,000	1,203,580

5.00%, 10/1/39	2,000	2,346,640

Massachusetts Development Finance Agency, (Boston University):

5.00%, 10/1/46	3,000	3,586,380

5.45%, 5/15/59	400	523,096

Series U-6C, (LOC: TD Bank, N.A.), 0.04%, 10/1/42(1)	1,000	1,000,000

Series U-6E, (LOC: TD Bank, N.A.), 0.04%, 10/1/42(1)	1,500	1,500,000

Massachusetts Development Finance Agency, (Dexter Southfield):

5.00%, 5/1/33	1,550	1,768,659

5.00%, 5/1/35	1,660	1,893,828

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,117,770

Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,169,667

Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,936,742

Massachusetts Development Finance Agency, (Suffolk University):

5.00%, 7/1/31	620	776,190

5.00%, 7/1/32	770	958,196

5.00%, 7/1/38	340	414,610

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,812,904

Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,408,040

Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/42	3,150	3,759,682

Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,153,700

		$40,123,324

Escrowed / Prerefunded — 1.0%

Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/21, 5.00%, 7/1/44	$1,100	$1,218,932

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	$1,040	$1,053,458

		$2,272,390

General Obligations — 28.6%

Acton-Boxborough Regional School District, MA, 5.00%, 3/1/32	$2,075	$2,672,268

Attleboro, MA, 3.00%, 10/15/36	2,630	2,896,787

Belmont, MA:

4.00%, 2/15/29	1,195	1,440,668

4.00%, 2/15/30	1,245	1,489,555

4.00%, 2/15/31	1,045	1,244,292

4.00%, 3/15/31	2,910	3,470,233

Boston, MA, 4.00%, 3/1/31	3,000	3,267,120

Danvers, MA:

4.00%, 8/15/30	600	724,146

4.00%, 8/15/33	540	644,225

5.25%, 7/1/36	2,800	2,832,648

Franklin, MA:

4.00%, 5/15/30	200	240,000

4.00%, 5/15/32	455	539,612

4.00%, 5/15/33	455	536,017

5.00%, 5/15/29	210	268,273

Harvard, MA:

4.00%, 8/15/30	1,025	1,237,083

4.00%, 8/15/31	1,270	1,526,184

Hingham, MA:

3.00%, 2/15/37	1,700	1,876,766

4.00%, 2/15/32	425	509,788

4.00%, 2/15/33	410	489,991

Lexington, MA, 4.00%, 2/1/29	1,855	2,235,053

Lincoln, MA:

4.00%, 3/1/30	2,120	2,538,276

4.00%, 3/1/31	2,205	2,627,699

4.00%, 3/1/33	2,285	2,704,001

Manchester Essex Regional School District, MA:

4.00%, 2/1/41	1,075	1,235,207

4.00%, 2/1/42	975	1,117,604

Massachusetts, 5.00%, 3/1/31	3,000	3,376,980

Medford, MA, 5.00%, 7/15/29	735	942,351

Plymouth, MA:

2.00%, 6/10/21	1,000	1,003,560

5.00%, 5/1/26	710	712,485

5.00%, 5/1/28	1,160	1,163,932

5.00%, 5/1/31	1,090	1,093,684

5.00%, 5/1/32	1,000	1,003,380

19	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Shrewsbury, MA, 4.00%, 7/15/33	$2,370	$2,823,286

Swampscott, MA, 5.00%, 1/15/26	355	432,340

Weston, MA:

4.00%, 1/15/31	1,275	1,546,766

4.00%, 1/15/32	1,495	1,801,355

Winchester, MA, 5.00%, 4/15/36	775	777,581

Worcester, MA, 2.00%, 2/1/22	5,000	5,076,550

		$62,117,746

Hospital — 7.5%

Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,123,276

Massachusetts Development Finance Agency, (Beth Israel Lahey Health):

5.00%, 7/1/33	625	790,562

5.00%, 7/1/38	600	746,034

Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/27	1,000	1,212,860

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,091,491

Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	2,017,421

Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,326,340

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,965,904

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,228,784

Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	55	55,643

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/21	800	808,792

		$16,367,107

Housing — 1.4%

Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.62%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	$2,935	$2,935,000

		$2,935,000

Industrial Development Revenue — 0.7%

National Finance Authority, NH, (Covanta):

4.625%, 11/1/42(3)	$670	$698,850

(AMT), 4.875%, 11/1/42(3)	740	775,861

		$1,474,711

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 3.5%

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$7,651,644

		$7,651,644

Insured – Special Tax Revenue — 3.9%

Martha’s Vineyard Land Bank, MA, (BAM), 5.00%, 5/1/26	$1,760	$2,028,330

Massachusetts, Special Obligations, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,449,081

		$8,477,411

Insured – Transportation — 3.7%

Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$8,000	$7,977,120

		$7,977,120

Senior Living / Life Care — 0.7%

Massachusetts Development Finance Agency, (Carleton-Willard Village):

4.00%, 12/1/42	$490	$521,683

5.00%, 12/1/42	525	592,709

Massachusetts Development Finance Agency, (Linden Ponds, Inc.):

5.00%, 11/15/33(3)	205	227,134

5.00%, 11/15/38(3)	135	148,098

		$1,489,624

Special Tax Revenue — 1.9%

Massachusetts Bay Transportation Authority, Sales Tax Revenue:

5.00%, 7/1/26	$2,000	$2,455,080

5.25%, 7/1/31	1,240	1,709,737

		$4,164,817

Student Loan — 2.3%

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	$5,000	$5,056,550

		$5,056,550

Transportation — 4.7%

Massachusetts Port Authority:

(AMT), 5.00%, 7/1/31	$1,555	$1,969,952

(AMT), 5.00%, 7/1/34	2,110	2,552,572

(AMT), 5.00%, 7/1/43	3,000	3,491,670

Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	2,000	2,273,720

		$10,287,914

20	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 0.3%

Springfield Water and Sewer Commission, MA:

4.00%, 4/15/30	$225	$271,636

4.00%, 4/15/33	335	396,462

		$668,098

Total Tax-Exempt Municipal Obligations — 80.7% (identified cost $161,518,857)		$175,578,312

Taxable Municipal Obligations — 6.3%
Security	Principal Amount (000’s omitted)	Value

Education — 3.9%

Massachusetts Development Finance Agency, (Berklee College of Music), 2.582%, 10/1/35	$1,000	$918,810

Massachusetts School Building Authority:

2.95%, 5/15/43	2,500	2,502,825

3.395%, 10/15/40	2,000	2,100,620

University of Massachusetts Building Authority, 2.917%, 11/1/33	2,850	2,995,835

		$8,518,090

General Obligations — 1.9%

Massachusetts, 2.514%, 7/1/41	$4,000	$3,967,280

		$3,967,280

Insured – Hospital — 0.5%

Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$1,100,210

		$1,100,210

Total Taxable Municipal Obligations — 6.3% (identified cost $13,393,720)		$13,585,580

Total Investments — 87.0% (identified cost $174,912,577)		$189,163,892

Other Assets, Less Liabilities — 13.0%		$28,370,718

Net Assets — 100.0%		$217,534,610

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2021, 13.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 7.6% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2021.

(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2021.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $1,849,943 or 0.9% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

21	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds — 0.6%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.6%

Montefiore Obligated Group, NY, 4.29%, 9/1/50	$2,630	$2,696,153

Total Corporate Bonds — 0.6% (identified cost $2,630,000)		$2,696,153

Tax-Exempt Municipal Obligations — 84.4%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.4%

New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority):

5.00%, 6/15/35	$1,000	$1,289,150

5.00%, 6/15/36	1,140	1,463,771

New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds:

4.00%, 10/15/34	400	486,564

4.00%, 10/15/38	750	894,720

5.00%, 4/15/33	400	537,332

5.00%, 10/15/33	250	335,123

5.00%, 8/15/44	4,840	6,095,786

		$11,102,446

Cogeneration — 0.3%

Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,320	$1,331,220

		$1,331,220

Education — 11.4%

Albany Capital Resource Corp., NY, (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$277,513

Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):

5.00%, 10/1/31	235	276,097

5.00%, 10/1/32	260	303,813

Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):

5.00%, 6/1/40(1)	430	501,784

5.00%, 6/1/59(1)	1,600	1,830,192

New York Dormitory Authority, (Barnard College):

4.00%, 7/1/34	450	521,784

4.00%, 7/1/36	300	345,309

4.00%, 7/1/37	700	803,089

Security	Principal Amount (000’s omitted)	Value

Education (continued)

New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	$1,650	$1,996,236

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	9,275	11,534,854

New York Dormitory Authority, (Cornell University), (SPA: U.S. Bank, N.A.), 0.04%, 7/1/39(2)	3,000	3,000,000

New York Dormitory Authority, (Rochester Institute of Technology):

5.00%, 7/1/29	1,060	1,379,897

5.00%, 7/1/37	1,450	1,811,572

5.00%, 7/1/38	1,425	1,775,536

5.00%, 7/1/40	1,265	1,567,537

New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	8,950	11,047,790

New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	253,060

Saratoga County Capital Resource Corp., NY, (Skidmore College):

3.00%, 7/1/38	450	474,660

5.00%, 7/1/31(3)	360	466,535

5.00%, 7/1/32(3)	360	465,232

5.00%, 7/1/45	1,320	1,640,021

Syracuse Industrial Development Agency, NY, (Syracuse City School District), 4.00%, 5/1/36	855	994,545

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):

5.00%, 9/1/37	1,750	2,202,427

5.00%, 9/1/38	3,925	4,924,815

5.00%, 9/1/39	1,500	1,876,950

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/40	775	890,831

		$53,162,079

Electric Utilities — 5.4%

Long Island Power Authority, NY, Electric System Revenue:

1.00%, 9/1/25	$1,800	$1,819,044

5.00%, 9/1/31	1,550	2,059,717

5.00%, 9/1/32	750	990,690

5.00%, 9/1/35	2,400	2,997,624

5.00%, 9/1/39	2,500	3,087,675

New York Power Authority:

4.00%, 11/15/45	4,575	5,314,869

4.00%, 11/15/50	1,430	1,652,265

4.00%, 11/15/55	2,490	2,865,841

Prerefunded to 11/15/21, 5.00%, 11/15/31	1,000	1,030,110

22	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	$2,895	$3,250,419

		$25,068,254

Escrowed / Prerefunded — 0.5%

Geneva Development Corp., NY, (Hobart and William Smith Colleges), Series 2012, Prerefunded to 9/1/22, 5.00%, 9/1/32	$1,250	$1,335,263

Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/27	940	968,303

		$2,303,566

General Obligations — 5.5%

Bedford Village Fire District, NY:

2.00%, 11/15/33	$420	$432,340

2.00%, 11/15/34	430	440,995

2.00%, 11/15/35	490	498,462

East Hampton Union Free School District, NY, 1.50%, 6/25/21	4,000	4,011,800

Erie County, NY, 3.00%, 6/24/21	1,500	1,509,705

Mamaroneck, NY, 2.00%, 3/15/30	105	109,458

New York City, NY:

4.00%, 3/1/36	2,520	2,943,562

4.00%, 8/1/38	3,425	3,953,340

North Hempstead, NY:

2.00%, 9/15/31	175	181,638

2.00%, 9/15/33	85	86,346

2.00%, 9/15/35	270	272,344

2.00%, 9/15/36	120	120,562

Northport-East Northport Union Free School District, NY, 3.00%, 11/1/30	370	410,123

Pelham Union Free School District, NY:

2.00%, 11/1/31	2,280	2,375,030

2.00%, 11/1/32	1,605	1,659,458

2.00%, 11/1/33	580	595,283

2.00%, 11/1/34	2,015	2,059,269

2.00%, 11/1/35	2,225	2,264,227

Rensselaer County, NY, 4.00%, 8/15/30	170	204,508

Valley Stream, NY:

2.25%, 5/15/27	250	238,362

2.375%, 5/15/28	255	241,187

Westchester County, NY:

2.00%, 12/15/31	290	301,185

2.00%, 10/15/33	610	628,276

		$25,537,460

Security	Principal Amount (000’s omitted)	Value

Hospital — 5.9%

Brookhaven Local Development Corp., NY, (Long Island Community Hospital):

5.00%, 10/1/32	$700	$890,449

5.00%, 10/1/33	730	923,895

5.00%, 10/1/34	750	942,337

5.00%, 10/1/35	800	1,000,496

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	1,615	1,873,045

Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/34	500	636,530

New York Dormitory Authority, (Catholic Health System Obligated Group):

4.00%, 7/1/38	975	1,095,861

4.00%, 7/1/39	1,130	1,266,753

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	750	925,718

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,889,700

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	3,000	3,424,560

New York Dormitory Authority, (Orange Regional Medical Center):

5.00%, 12/1/21(1)	500	514,200

5.00%, 12/1/30(1)	4,500	5,272,245

5.00%, 12/1/32(1)	2,200	2,552,946

Suffolk County Economic Development Corp., NY, (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,190	2,213,586

		$27,422,321

Housing — 2.5%

Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.):

5.00%, 5/1/28	$300	$344,292

5.00%, 5/1/29	540	617,479

5.00%, 5/1/30	635	723,481

5.00%, 5/1/31	450	510,615

5.00%, 5/1/32	1,095	1,237,438

New York City Housing Development Corp., NY:

1.45%, 11/1/29	1,180	1,173,274

(SPA: Wells Fargo Bank, N.A.), 0.05%, 5/1/57(4)	3,500	3,500,000

New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,086,400

Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):

5.00%, 6/1/27	185	215,473

5.00%, 6/1/28	550	636,130

5.00%, 6/1/29	160	183,866

5.00%, 6/1/42	1,250	1,383,587

		$11,612,035

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 3.2%

Build NYC Resource Corp., (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$615	$655,892

New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	4,183,898

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	930	951,148

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/35	4,165	5,189,340

Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	4,000	4,183,040

		$15,163,318

Insured – Education — 1.9%

New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$9,138,756

		$9,138,756

Insured – Escrowed / Prerefunded — 2.2%

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$10,361,434

		$10,361,434

Insured – General Obligations — 4.5%

East Ramapo Central School District, NY, (AGM), 4.00%, 12/15/28	$1,070	$1,250,445

Monroe County, NY:

(AGM), 5.00%, 6/1/29	300	389,943

(AGM), 5.00%, 6/1/30	1,420	1,874,343

Nassau County, NY, (AGM), 5.00%, 4/1/38	4,025	5,105,995

Oyster Bay, NY:

(AGM), 4.00%, 3/1/26	925	1,072,676

(AGM), 4.00%, 3/1/27	800	946,104

(AGM), 4.00%, 3/1/28	950	1,142,071

(AGM), 4.00%, 8/1/28	1,995	2,083,877

Rockland County, NY:

(AGM), 4.00%, 4/1/31	1,190	1,408,829

(AGM), 4.00%, 4/1/32	1,180	1,390,382

Yonkers, NY:

(AGM), 2.00%, 2/15/40	635	604,819

(AGM), 3.00%, 2/15/39	600	637,320

(AGM), 4.00%, 2/15/35	675	805,997

(AGM), 4.00%, 2/15/37	1,200	1,418,220

(AGM), 5.00%, 2/15/33	600	787,932

		$20,918,953

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.4%

Oneida County Local Development Corp., NY, (Mohawk Valley Health System), (AGM), 5.00%, 12/1/30	$1,500	$1,905,045

		$1,905,045

Insured – Lease Revenue / Certificates of Participation — 0.1%

Rensselaer City School District, NY, Certificates of Participation, (AGM), 5.00%, 6/1/26	$210	$254,657

		$254,657

Insured – Other Revenue — 1.8%

New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/29	$1,500	$1,917,960

New York City Industrial Development Agency, NY, (Yankee Stadium):

(AGC), 0.00%, 3/1/31	1,690	1,362,208

(AGM), 3.00%, 3/1/39	3,905	4,137,308

(AGM), 3.00%, 3/1/40	785	826,911

		$8,244,387

Insured – Solid Waste — 0.5%

Onondaga County Resource Recovery Agency, NY:

(AGM), (AMT), 5.00%, 5/1/30	$275	$330,688

(AGM), (AMT), 5.00%, 5/1/31	350	419,506

(AGM), (AMT), 5.00%, 5/1/32	450	537,457

(AGM), (AMT), 5.00%, 5/1/33	375	446,059

(AGM), (AMT), 5.00%, 5/1/34	500	593,105

		$2,326,815

Insured – Transportation — 0.7%

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 5.00%, 11/15/44	$2,765	$3,334,867

		$3,334,867

Lease Revenue / Certificates of Participation — 1.0%

Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	$3,855	$4,519,371

		$4,519,371

Other Revenue — 5.0%

Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$3,200	$4,055,776

Build NYC Resource Corp., NY, (Children’s Aid Society):

4.00%, 7/1/36	125	144,393

4.00%, 7/1/37	165	189,974

4.00%, 7/1/38	150	172,229

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Chautauqua County Capital Resource Corp, NY, (Jamestown Center City Development Corp.), 2.50% to 5/1/22 (Put Date), 11/1/31	$2,375	$2,385,497

New York City Transitional Finance Authority, NY, (Building Aid):

5.00%, 7/15/25	2,000	2,378,500

5.00%, 7/15/43	3,715	4,362,376

New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/31	1,800	2,348,838

New York City Cultural Resources Trust, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	1,500	2,020,410

New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,214,800

		$23,272,793

Senior Living / Life Care — 3.1%

Brookhaven Local Development Corp., NY, (Jefferson’s Ferry):

4.00%, 11/1/45	$1,650	$1,731,642

5.25%, 11/1/30	650	758,244

5.25%, 11/1/31	650	755,638

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,890,780

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/40	2,000	2,256,280

Tompkins County Development Corp., NY, (Kendal at Ithaca), 5.00%, 7/1/34	100	108,769

Westchester County Local Development Corp., NY, (Kendal on Hudson):

5.00%, 1/1/28	1,090	1,148,838

5.00%, 1/1/34	1,485	1,549,271

Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):

5.00%, 7/1/27	270	310,160

5.00%, 7/1/28	640	731,821

5.00%, 7/1/29	250	284,663

		$14,526,106

Special Tax Revenue — 10.8%

Nassau County Interim Finance Authority, NY, Sales Tax Revenue:

4.00%, 11/15/32	$3,000	$3,766,320

4.00%, 11/15/35	1,250	1,547,137

5.00%, 11/15/32	2,500	3,383,250

5.00%, 11/15/35	1,750	2,345,472

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 11/1/38	$3,010	$3,471,222

4.00%, 5/1/41	5,420	6,207,526

5.00%, 5/1/39	2,160	2,612,693

5.00%, 11/1/39	5	5,022

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/48	3,580	4,407,016

New York Dormitory Authority, Sales Tax Revenue:

5.00%, 3/15/36	1,960	2,373,384

5.00%, 3/15/40	4,000	4,877,320

(AMT), 5.00%, 3/15/33	890	1,107,578

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	2,135	2,489,752

Sales Tax Asset Receivable Corp., NY:

5.00%, 10/15/27	5,000	5,784,000

5.00%, 10/15/28	5,000	5,778,300

		$50,155,992

Transportation — 12.5%

Albany County Airport Authority, NY:

(AMT), 5.00%, 12/15/24	$1,000	$1,151,640

(AMT), 5.00%, 12/15/25	500	593,140

(AMT), 5.00%, 12/15/26	1,000	1,214,720

Buffalo and Fort Erie Public Bridge Authority, NY, 5.00%, 1/1/37	200	236,462

Nassau County Bridge Authority, NY, 5.00%, 10/1/40	1,915	1,921,320

New York Thruway Authority:

5.00%, 1/1/33	1,910	2,451,389

5.00%, 1/1/37	775	945,097

5.00%, 1/1/38	3,000	3,798,690

5.00%, 1/1/39	210	264,951

5.00%, 1/1/40	1,940	2,441,917

Series 2016A, 5.00%, 1/1/33	3,125	3,698,375

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	8,100	9,056,853

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

4.00%, 12/1/39	3,760	4,204,770

4.00%, 12/1/42	1,425	1,589,673

(AMT), 4.00%, 12/1/40	100	111,503

(AMT), 5.00%, 12/1/35	550	680,900

Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):

(AMT), 5.00%, 4/1/26	1,210	1,350,251

(AMT), 5.00%, 4/1/28	525	651,709

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport): (continued)

(AMT), 5.00%, 4/1/29	$275	$346,052

(AMT), 5.00%, 4/1/30	460	572,079

(AMT), 5.00%, 4/1/31	180	222,010

Port Authority of New York and New Jersey:

4.00%, 7/15/38	3,000	3,520,020

6.125%, 6/1/94	2,500	2,847,950

(AMT), 4.00%, 3/15/30	4,000	4,657,960

(AMT), 4.00%, 9/1/38	1,000	1,144,580

(AMT), 5.00%, 10/15/35	1,520	1,816,962

(AMT), 5.00%, 11/15/37	1,250	1,508,413

Triborough Bridge and Tunnel Authority, NY:

(LOC: State Street Bank and Trust Company), 0.06%, 1/1/32(2)	1,165	1,165,000

(LOC: State Street Bank and Trust Company), 0.08%, 1/1/32(4)	4,100	4,100,000

		$58,264,386

Water and Sewer — 2.8%

New York City Municipal Water Finance Authority, NY, (Water and Sewer System):

4.00%, 6/15/37	$1,000	$1,173,020

4.00%, 6/15/40	1,700	1,978,919

4.00%, 6/15/41	1,000	1,178,820

5.00%, 6/15/35	1,630	1,941,917

5.00%, 6/15/48	2,200	2,636,458

5.00%, 6/15/48	1,920	2,410,579

(SPA: State Street Bank and Trust Company), 0.07%, 6/15/49(2)	1,585	1,585,000

		$12,904,713

Total Tax-Exempt Municipal Obligations — 84.4% (identified cost $375,972,355)		$392,830,974

Taxable Municipal Obligations — 2.4%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 2.2%

New York, 1.50%, 3/15/26	$10,000	$10,193,800

		$10,193,800

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 0.2%

New York City Industrial Development Agency, NY, (Queens Baseball Stadium):

(AGM), 2.236%, 1/1/34	$530	$498,778

(AGM), 2.336%, 1/1/35	795	748,405

		$1,247,183

Total Taxable Municipal Obligations — 2.4% (identified cost $11,556,185)		$11,440,983

Miscellaneous — 0.2%
Security	Units	Value

Real Estate — 0.2%

CMS Liquidating Trust(1)(5)(6)	1,975,984	$873,385

Total Miscellaneous — 0.2% (identified cost $1,280,000)		$873,385

Total Investments — 87.6% (identified cost $391,438,540)		$407,841,495

Other Assets, Less Liabilities — 12.4%		$57,475,927

Net Assets — 100.0%		$465,317,422

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2021, 14.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 9.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $17,334,832 or 3.7% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2021.

(3)	When-issued security.

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2021.

(5)	Non-income producing security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. Long Treasury Bond	(113)	Short	6/21/21	$(17,469,094)	$515,350

					$515,350

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 101.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.1%

Ohio Water Development Authority:

4.00%, 6/1/36	$1,500	$1,689,481

5.00%, 12/1/35	2,000	2,407,320

Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 12/1/40	1,000	1,291,220

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,780	2,273,416

		$7,661,437

Education — 12.1%

Bowling Green State University, OH:

4.00%, 6/1/39	$750	$868,702

4.00%, 6/1/45	1,300	1,481,740

Kent State University, OH:

5.00%, 5/1/37	215	271,493

5.00%, 5/1/38	250	314,770

5.00%, 5/1/39	265	332,686

5.00%, 5/1/40	405	507,279

Ohio Higher Educational Facility Commission, (Case Western Reserve University):

5.00%, 12/1/26	350	430,154

5.00%, 12/1/27	300	366,312

5.00%, 12/1/40	1,000	1,189,550

Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,645,309

Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	1,149,200

Ohio Higher Educational Facility Commission, (Oberlin College):

5.00%, 10/1/33	2,000	2,211,440

5.00%, 10/1/38	910	1,006,205

Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,217,810

Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	632,329

Ohio State University, 5.00%, 12/1/29	1,060	1,394,123

Ohio University, 5.00%, 12/1/35	500	597,190

Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):

4.00%, 4/1/33	335	385,193

4.00%, 4/1/34	510	581,782

4.00%, 4/1/35	350	398,286

4.00%, 4/1/36	350	396,855

4.00%, 4/1/37	560	632,621

4.00%, 4/1/38	400	450,544

4.00%, 4/1/39	415	466,033

4.00%, 4/1/40	415	461,447

Security	Principal Amount (000’s omitted)	Value

Education (continued)

University of Cincinnati, OH:

5.00%, 6/1/34	$585	$688,229

5.00%, 6/1/45	2,000	2,402,560

		$22,479,842

Electric Utilities — 2.9%

American Municipal Power, Inc., OH, (Combined Hydroelectric Projects), 5.00%, 2/15/29	$1,000	$1,280,520

American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	1,175,230

American Municipal Power, Inc., OH, (Meldahl Hydroelectric):

4.00%, 2/15/34	2,005	2,228,718

5.00%, 2/15/33	595	705,123

		$5,389,591

Escrowed / Prerefunded — 3.9%

Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$500	$536,440

Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/35	1,000	1,072,100

Cuyahoga County, OH, Sales Tax Revenue, Prerefunded to 12/1/24, 5.00%, 12/1/35	1,000	1,170,340

Highland Local School District, OH:

Prerefunded to 6/1/23, 5.00%, 12/1/37	540	596,214

Prerefunded to 6/1/23, 5.00%, 12/1/39	1,100	1,214,510

Lakewood City School District, OH, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,030	1,109,094

Northeast Ohio Regional Sewer District, OH, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,463,719

Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	59,800

Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	23,958

		$7,246,175

General Obligations — 7.6%

Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,003,780

Columbus City School District, OH, 5.00%, 12/1/30	1,500	1,811,370

Columbus, OH:

5.00%, 4/1/40	1,900	2,477,125

5.00%, 4/1/41	1,325	1,722,155

Cuyahoga Community College District, OH:

3.50%, 12/1/39	1,400	1,503,348

4.00%, 12/1/42	1,500	1,715,595

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Northwest Local School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/40	$500	$563,100

Ohio, 5.00%, 5/1/33	1,500	1,851,450

Streetsboro City School District, OH, 4.00%, 12/1/36	210	246,635

Westerville City School District, OH:

4.00%, 12/1/32	425	512,112

4.00%, 12/1/33	625	750,188

		$14,156,858

Hospital — 16.1%

Akron, OH, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron):

5.00%, 11/15/32	$2,450	$2,563,508

5.00%, 11/15/38	1,155	1,256,097

Akron, OH, Bath and Copley Joint Township Hospital District, (Summa Health Obligated Group), 4.00%, 11/15/37	150	171,561

Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	1,160,010

Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	5,150	5,747,966

Bluffton, OH, (Blanchard Valley Health System), 5.00%, 12/1/31	750	905,520

Butler County, OH, (UC Health):

4.00%, 11/15/37	920	1,038,726

5.00%, 11/15/28	590	729,978

Franklin County, OH, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	898,448

Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,380,888

Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/46	2,000	2,371,100

Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,381,275

Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,226,270

Middleburg Heights, OH, (Southwest General Health Center), 4.00%, 8/1/47	2,000	2,246,280

Montgomery County, OH, (Kettering Health Network Obligated Group), 4.00%, 8/1/41	500	583,980

Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	481,192

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):

5.00%, 1/15/27	1,500	1,613,910

5.00%, 1/15/29	450	481,932

Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,190	2,485,672

Ohio, (University Hospitals Health Systems, Inc.), 3.00%, 1/15/45	1,000	1,025,830

Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	240,542

		$29,990,685

Security	Principal Amount (000’s omitted)	Value

Housing — 0.4%

Ohio Housing Finance Agency, 3.00%, 9/1/39	$615	$645,922

		$645,922

Industrial Development Revenue — 1.9%

Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,630	$1,635,118

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(2)	1,700	1,881,016

		$3,516,134

Insured – Electric Utilities — 8.2%

Cleveland, OH, Public Power System Revenue:

(AGM), 4.00%, 11/15/36	$1,000	$1,177,350

(AGM), 5.00%, 11/15/24	1,265	1,467,868

(NPFG), 0.00%, 11/15/27	2,540	2,316,556

Ohio Municipal Electric Generation Agency:

(NPFG), 0.00%, 2/15/26	3,000	2,831,730

(NPFG), 0.00%, 2/15/27	2,500	2,309,025

(NPFG), 0.00%, 2/15/28	4,750	4,275,190

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	853,876

		$15,231,595

Insured – Escrowed / Prerefunded — 0.9%

Cleveland, OH, Airport System Revenue, (AGM), Prerefunded to 1/1/22, 5.00%, 1/1/30	$1,170	$1,212,506

Cleveland, OH, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	235	274,083

Warrensville Heights City School District, OH, (BAM), Prerefunded to 12/1/24, 5.00%, 12/1/44	215	250,767

		$1,737,356

Insured – General Obligations — 19.9%

Cincinnati City School District, OH, (AGM), 5.25%, 12/1/29(1)	$7,500	$10,032,675

Cleveland, OH, (AMBAC), 5.50%, 10/1/23	2,105	2,378,061

Gahanna-Jefferson City School District, OH, (AGM), 4.00%, 12/1/44	1,500	1,770,375

Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	5,713,241

Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	4,683,385

Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	5,000	6,586,150

Warrensville Heights City School District, OH, (BAM), 5.00%, 12/1/44	85	95,711

Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	5,694,079

		$36,953,677

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 1.0%

Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$1,837,349

		$1,837,349

Insured – Transportation — 5.4%

Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$1,168,260

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,711,980

Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,486,000

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,300	1,607,541

		$9,973,781

Insured – Water and Sewer — 2.4%

Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$4,381,445

		$4,381,445

Other Revenue — 3.1%

Cuyahoga County, OH, (Cleveland Orchestra):

5.00%, 1/1/33	$400	$467,752

5.00%, 1/1/34	300	349,506

5.00%, 1/1/35	500	581,015

5.00%, 1/1/41	725	828,675

Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,980	1,982,634

Summit County Port Authority, OH, 5.00%, 12/1/31	1,410	1,518,908

		$5,728,490

Senior Living / Life Care — 1.3%

Butler County Port Authority, OH, (Community First Solutions), 4.00%, 5/15/46	$650	$726,609

Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	580	622,543

Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	978,477

		$2,327,629

Special Tax Revenue — 4.7%

Akron, OH, Income Tax Revenue:

4.00%, 12/1/36	$655	$733,181

4.00%, 12/1/37	520	580,824

Delaware County, OH, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,356,780

Franklin County Convention Facilities Authority, OH, 5.00%, 12/1/26	1,000	1,147,320

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	$525	$613,389

Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,224,280

Greater Cleveland Regional Transit Authority, OH, Sales Tax Revenue, 5.00%, 12/1/31	435	532,466

Green, OH, Income Tax Revenue, (Community Learning Centers):

5.00%, 12/1/26	570	614,620

5.00%, 12/1/28	940	1,012,935

		$8,815,795

Transportation — 1.4%

Cleveland, OH, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$758,075

Ohio Turnpike and Infrastructure Commission, 5.00%, 2/15/46	1,500	1,917,945

		$2,676,020

Water and Sewer — 4.3%

Cleveland, OH, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,097,457

Columbus, OH, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,818,975

Hamilton County, OH, Sewer System Revenue, 5.00%, 12/1/35	1,000	1,316,210

Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,416,167

Toledo, OH, Water System Revenue, 5.00%, 11/15/41	2,000	2,394,439

		$8,043,248

Total Tax-Exempt Municipal Obligations — 101.6% (identified cost $170,690,905)		$188,793,029

Other Assets, Less Liabilities — (1.6)%		$(2,980,668)

Net Assets — 100.0%		$185,812,361

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2021, 37.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 22.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $1,881,016 or 1.0% of the Fund’s net assets.

30	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2021

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. Long Treasury Bond	(30)	Short	6/21/21	$(4,637,813)	$136,819

					$136,819

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

XLCA	–	XL Capital Assurance, Inc.

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Statements of Assets and Liabilities (Unaudited)

	March 31, 2021
Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investments —

Identified cost	$626,929,177	$174,912,577	$391,438,540	$170,690,905

Unrealized appreciation	20,476,948	14,251,315	16,402,955	18,102,124

Investments, at value	$647,406,125	$189,163,892	$407,841,495	$188,793,029

Cash	$66,292,372	$30,525,705	$53,185,937	$1,518,207

Deposits for derivatives collateral — financial futures contracts	—	—	452,000	120,047

Interest receivable	4,402,210	1,733,402	4,060,892	2,249,261

Receivable for investments sold	227,689	—	223,477	2,500,000

Receivable for Fund shares sold	2,240,399	422,707	1,290,582	311,173

Receivable for variation margin on open financial futures contracts	—	—	49,438	13,168

Total assets	$720,568,795	$221,845,706	$467,103,821	$195,504,885

Liabilities

Payable for floating rate notes issued	$—	$3,701,188	$—	$9,215,397

Payable for when-issued securities	20,707,024	—	907,200	—

Payable for Fund shares redeemed	1,237,474	378,924	437,042	245,918

Distributions payable	75,168	56,426	81,210	48,848

Payable to affiliates:

Investment adviser fee	201,054	62,152	134,992	56,373

Distribution and service fees	57,517	24,290	63,634	26,970

Interest expense and fees payable	—	1,069	—	15,124

Accrued expenses	205,470	87,047	162,321	83,894

Total liabilities	$22,483,707	$4,311,096	$1,786,399	$9,692,524

Net Assets	$698,085,088	$217,534,610	$465,317,422	$185,812,361

Sources of Net Assets

Paid-in capital	$675,446,311	$203,698,417	$445,262,033	$176,816,429

Distributable earnings	22,638,777	13,836,193	20,055,389	8,995,932

Net Assets	$698,085,088	$217,534,610	$465,317,422	$185,812,361

Class A Shares

Net Assets	$149,508,103	$101,167,891	$255,468,694	$109,830,755

Shares Outstanding	13,664,283	11,271,047	24,660,165	11,827,952

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.94	$8.98	$10.36	$9.29

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$11.49	$9.43	$10.88	$9.75

Class C Shares

Net Assets	$30,569,120	$8,514,062	$25,844,435	$10,339,186

Shares Outstanding	3,022,787	948,744	2,493,659	1,114,042

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.11	$8.97	$10.36	$9.28

Class I Shares

Net Assets	$518,007,865	$107,852,657	$184,004,293	$65,642,420

Shares Outstanding	47,313,384	12,013,491	17,765,885	7,065,265

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.95	$8.98	$10.36	$9.29

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2021
Investment Income	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Interest	$6,396,344	$2,715,287	$5,120,728	$3,150,077

Total investment income	$6,396,344	$2,715,287	$5,120,728	$3,150,077

Expenses

Investment adviser fee	$1,135,329	$362,909	$790,965	$331,523

Distribution and service fees

Class A	187,937	100,503	246,812	109,708

Class C	149,083	42,353	135,072	48,098

Trustees’ fees and expenses	16,314	5,517	11,385	4,884

Custodian fee	88,024	27,204	54,662	24,302

Transfer and dividend disbursing agent fees	80,618	26,675	65,351	29,266

Legal and accounting services	38,986	30,514	42,196	26,440

Printing and postage	18,502	8,671	15,432	10,354

Registration fees	1,471	5,961	2,897	4,129

Interest expense and fees	—	4,295	—	29,932

Miscellaneous	54,023	14,391	27,198	20,165

Total expenses	$1,770,287	$628,993	$1,391,970	$638,801

Net investment income	$4,626,057	$2,086,294	$3,728,758	$2,511,276

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$2,456,612	$10,004	$2,612,693	$162,494

Financial futures contracts	—	—	896,683	506,024

Net realized gain	$2,456,612	$10,004	$3,509,376	$668,518

Change in unrealized appreciation (depreciation) —

Investments	$(1,280,851)	$(1,374,565)	$1,792,484	$(1,590,291)

Financial futures contracts	—	—	515,350	138,751

Net change in unrealized appreciation (depreciation)	$(1,280,851)	$(1,374,565)	$2,307,834	$(1,451,540)

Net realized and unrealized gain (loss)	$1,175,761	$(1,364,561)	$5,817,210	$(783,022)

Net increase in net assets from operations	$5,801,818	$721,733	$9,545,968	$1,728,254

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —

Net investment income	$4,626,057	$2,086,294	$3,728,758	$2,511,276

Net realized gain	2,456,612	10,004	3,509,376	668,518

Net change in unrealized appreciation (depreciation)	(1,280,851)	(1,374,565)	2,307,834	(1,451,540)

Net increase in net assets from operations	$5,801,818	$721,733	$9,545,968	$1,728,254

Distributions to shareholders —

Class A	$(1,373,874)	$(1,014,712)	$(7,861,607)	$(1,455,592)

Class C	(164,886)	(59,678)	(799,041)	(96,362)

Class I	(4,739,623)	(1,126,576)	(5,623,438)	(940,109)

Total distributions to shareholders	$(6,278,383)	$(2,200,966)	$(14,284,086)	$(2,492,063)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$13,977,736	$6,452,226	$20,128,732	$10,483,646

Class C	5,531,517	792,986	1,777,162	2,148,382

Class I	161,147,887	21,719,093	35,234,222	14,390,032

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,181,808	863,050	6,998,987	1,269,354

Class C	155,990	52,404	704,408	90,139

Class I	4,181,616	904,964	4,573,414	838,017

Cost of shares redeemed

Class A	(14,500,363)	(7,215,782)	(12,847,264)	(8,660,956)

Class C	(2,951,016)	(426,671)	(4,903,428)	(1,375,969)

Class I	(56,892,202)	(10,819,400)	(19,489,669)	(12,594,955)

Net asset value of shares converted

Class A	1,149,222	1,656,967	2,837,547	1,292,130

Class C	(1,149,222)	(1,656,967)	(2,837,547)	(1,292,130)

Net increase in net assets from Fund share transactions	$111,832,973	$12,322,870	$32,176,564	$6,587,690

Net increase in net assets	$111,356,408	$10,843,637	$27,438,446	$5,823,881

Net Assets

At beginning of period	$586,728,680	$206,690,973	$437,878,976	$179,988,480

At end of period	$698,085,088	$217,534,610	$465,317,422	$185,812,361

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2020
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —

Net investment income	$8,431,209	$4,260,092	$8,759,776	$4,910,811

Net realized gain (loss)	1,985,246	460,741	10,832,917	(389,339)

Net change in unrealized appreciation (depreciation)	5,412,163	1,058,785	(7,165,169)	2,276,259

Net increase in net assets from operations	$15,828,618	$5,779,618	$12,427,524	$6,797,731

Distributions to shareholders —

Class A	$(2,986,808)	$(2,418,548)	$(5,208,432)	$(2,952,797)

Class C	(452,264)	(205,672)	(537,160)	(255,331)

Class I	(6,608,798)	(2,051,634)	(3,536,895)	(1,719,234)

Total distributions to shareholders	$(10,047,870)	$(4,675,854)	$(9,282,487)	$(4,927,362)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$46,991,993	$11,415,559	$29,498,404	$12,868,702

Class C	10,573,188	1,670,862	4,316,098	1,925,733

Class I	298,243,909	47,876,460	54,119,433	20,950,152

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,519,326	2,005,437	4,608,951	2,570,097

Class C	403,471	177,513	421,303	219,886

Class I	5,947,402	1,729,462	2,837,054	1,542,280

Cost of shares redeemed

Class A	(30,589,685)	(9,169,777)	(32,322,098)	(14,807,589)

Class C	(8,987,297)	(2,621,884)	(12,588,531)	(3,198,897)

Class I	(93,266,108)	(17,130,824)	(29,309,105)	(9,767,980)

Net asset value of shares converted

Class A	672,084	1,954,783	1,758,196	1,512,505

Class C	(672,084)	(1,954,783)	(1,758,196)	(1,512,505)

Net increase in net assets from Fund share transactions	$231,836,199	$35,952,808	$21,581,509	$12,302,384

Net increase in net assets	$237,616,947	$37,056,572	$24,726,546	$14,172,753

Net Assets

At beginning of year	$349,111,733	$169,634,401	$413,152,430	$165,815,727

At end of year	$586,728,680	$206,690,973	$437,878,976	$179,988,480

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights

	California Opportunities Fund — Class A

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.930		$10.800	$10.210	$10.410	$10.740	$10.250

Income (Loss) From Operations

Net investment income(1)	$0.071		$0.203	$0.258	$0.263	$0.262	$0.302

Net realized and unrealized gain (loss)	0.039		0.177	0.590	(0.200)	(0.332)	0.491

Total income (loss) from operations	$0.110		$0.380	$0.848	$0.063	$(0.070)	$0.793

Less Distributions

From net investment income	$(0.071)		$(0.214)	$(0.258)	$(0.263)	$(0.260)	$(0.303)

From net realized gain	(0.029)		(0.036)	—	—	—	—

Total distributions	$(0.100)		$(0.250)	$(0.258)	$(0.263)	$(0.260)	$(0.303)

Net asset value — End of period	$10.940		$10.930	$10.800	$10.210	$10.410	$10.740

Total Return(2)	1.01	%(3)	3.58%	8.52%	0.52%	(0.60)%	7.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$149,508		$147,662	$126,381	$107,204	$124,821	$148,675

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.69	%(4)	0.71%	0.76%	0.77%	0.77%	0.78%

Interest and fee expense(5)	—		0.01%	0.04%	0.07%	0.05%	0.04%

Total expenses	0.69	%(4)	0.72%	0.80%	0.84%	0.82%	0.82%

Net investment income	1.30	%(4)	1.88%	2.47%	2.56%	2.53%	2.86%

Portfolio Turnover	66	%(3)	184%	235%	293%	146%	219%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	California Opportunities Fund — Class C

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.110		$9.990	$9.440	$9.620	$9.930	$9.480

Income (Loss) From Operations

Net investment income(1)	$0.028		$0.113	$0.166	$0.172	$0.170	$0.198

Net realized and unrealized gain (loss)	0.029		0.166	0.550	(0.180)	(0.311)	0.459

Total income (loss) from operations	$0.057		$0.279	$0.716	$(0.008)	$(0.141)	$0.657

Less Distributions

From net investment income	$(0.028)		$(0.123)	$(0.166)	$(0.172)	$(0.169)	$(0.207)

From net realized gain	(0.029)		(0.036)	—	—	—	—

Total distributions	$(0.057)		$(0.159)	$(0.166)	$(0.172)	$(0.169)	$(0.207)

Net asset value — End of period	$10.110		$10.110	$9.990	$9.440	$9.620	$9.930

Total Return(2)	0.56	%(3)	2.83%	7.66%	(0.08)%	(1.40)%	6.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,569		$28,977	$27,616	$24,437	$30,020	$35,006

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.44	%(4)	1.46%	1.51%	1.52%	1.52%	1.53%

Interest and fee expense(5)	—		0.01%	0.04%	0.07%	0.05%	0.04%

Total expenses	1.44	%(4)	1.47%	1.55%	1.59%	1.57%	1.57%

Net investment income	0.55	%(4)	1.13%	1.72%	1.80%	1.78%	2.02%

Portfolio Turnover	66	%(3)	184%	235%	293%	146%	219%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	California Opportunities Fund — Class I

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.940		$10.810	$10.210	$10.420	$10.750	$10.260

Income (Loss) From Operations

Net investment income(1)	$0.085		$0.225	$0.282	$0.289	$0.287	$0.312

Net realized and unrealized gain (loss)	0.039		0.181	0.602	(0.210)	(0.331)	0.507

Total income (loss) from operations	$0.124		$0.406	$0.884	$0.079	$(0.044)	$0.819

Less Distributions

From net investment income	$(0.085)		$(0.240)	$(0.284)	$(0.289)	$(0.286)	$(0.329)

From net realized gain	(0.029)		(0.036)	—	—	—	—

Total distributions	$(0.114)		$(0.276)	$(0.284)	$(0.289)	$(0.286)	$(0.329)

Net asset value — End of period	$10.950		$10.940	$10.810	$10.210	$10.420	$10.750

Total Return(2)	1.13	%(3)	3.82%	8.79%	0.77%	(0.35)%	8.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$518,008		$410,090	$195,115	$116,940	$118,737	$109,169

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.45	%(4)	0.46%	0.51%	0.51%	0.52%	0.52%

Interest and fee expense(5)	—		0.01%	0.04%	0.07%	0.05%	0.04%

Total expenses	0.45	%(4)	0.47%	0.55%	0.58%	0.57%	0.56%

Net investment income	1.54	%(4)	2.08%	2.68%	2.80%	2.77%	2.93%

Portfolio Turnover	66	%(3)	184%	235%	293%	146%	219%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	Massachusetts Fund — Class A

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.030		$8.980	$8.600	$8.890	$9.180	$9.030

Income (Loss) From Operations

Net investment income(1)	$0.086		$0.206	$0.252	$0.265	$0.285	$0.304

Net realized and unrealized gain (loss)	(0.045)		0.071	0.382	(0.280)	(0.292)	0.160

Total income (loss) from operations	$0.041		$0.277	$0.634	$(0.015)	$(0.007)	$0.464

Less Distributions

From net investment income	$(0.091)		$(0.227)	$(0.254)	$(0.275)	$(0.283)	$(0.314)

Total distributions	$(0.091)		$(0.227)	$(0.254)	$(0.275)	$(0.283)	$(0.314)

Net asset value — End of period	$8.980		$9.030	$8.980	$8.600	$8.890	$9.180

Total Return(2)	0.45	%(3)	3.13%	7.48%	(0.17)%	(0.02)%	5.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$101,168		$100,099	$93,288	$88,205	$99,934	$116,883

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.66	%(4)	0.68%	0.71%	0.72%	0.70%	0.72%

Interest and fee expense(5)	0.00	%(4)(6)	0.03%	0.05%	0.05%	0.06%	0.06%

Total expenses	0.66	%(4)	0.71%	0.76%	0.77%	0.76%	0.78%

Net investment income	1.90	%(4)	2.30%	2.87%	3.03%	3.21%	3.31%

Portfolio Turnover	7	%(3)	15%	49%	41%	28%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Amount is less than 0.005%.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	Massachusetts Fund — Class C

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.040		$8.990	$8.610	$8.890	$9.190	$9.040

Income (Loss) From Operations

Net investment income(1)	$0.052		$0.140	$0.186	$0.200	$0.219	$0.234

Net realized and unrealized gain (loss)	(0.062)		0.073	0.382	(0.270)	(0.302)	0.162

Total income (loss) from operations	$(0.010)		$0.213	$0.568	$(0.070)	$(0.083)	$0.396

Less Distributions

From net investment income	$(0.060)		$(0.163)	$(0.188)	$(0.210)	$(0.217)	$(0.246)

Total distributions	$(0.060)		$(0.163)	$(0.188)	$(0.210)	$(0.217)	$(0.246)

Net asset value — End of period	$8.970		$9.040	$8.990	$8.610	$8.890	$9.190

Total Return(2)	(0.00	)%(3)(4)	2.40%	6.55%	(0.80)%	(0.87)%	4.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,514		$9,811	$12,518	$14,848	$19,219	$24,165

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.41	%(5)	1.43%	1.46%	1.47%	1.46%	1.47%

Interest and fee expense(6)	0.00	%(4)(5)	0.03%	0.05%	0.05%	0.06%	0.06%

Total expenses	1.41	%(5)	1.46%	1.51%	1.52%	1.52%	1.53%

Net investment income	1.15	%(5)	1.56%	2.12%	2.29%	2.47%	2.55%

Portfolio Turnover	7	%(3)	15%	49%	41%	28%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Amount is less than 0.005% or (0.005)%, as applicable.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	Massachusetts Fund — Class I

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.030		$8.980	$8.600	$8.880	$9.180	$9.030

Income (Loss) From Operations

Net investment income(1)	$0.095		$0.222	$0.268	$0.283	$0.302	$0.320

Net realized and unrealized gain (loss)	(0.046)		0.071	0.384	(0.270)	(0.301)	0.162

Total income from operations	$0.049		$0.293	$0.652	$0.013	$0.001	$0.482

Less Distributions

From net investment income	$(0.099)		$(0.243)	$(0.272)	$(0.293)	$(0.301)	$(0.332)

Total distributions	$(0.099)		$(0.243)	$(0.272)	$(0.293)	$(0.301)	$(0.332)

Net asset value — End of period	$8.980		$9.030	$8.980	$8.600	$8.880	$9.180

Total Return(2)	0.54	%(3)	3.31%	7.69%	0.15%	0.07%	5.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$107,853		$96,780	$63,829	$40,691	$45,551	$44,995

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.46	%(4)	0.48%	0.51%	0.52%	0.50%	0.52%

Interest and fee expense(5)	0.00	%(4)(6)	0.03%	0.05%	0.05%	0.06%	0.06%

Total expenses	0.46	%(4)	0.51%	0.56%	0.57%	0.56%	0.58%

Net investment income	2.09	%(4)	2.48%	3.05%	3.23%	3.41%	3.49%

Portfolio Turnover	7	%(3)	15%	49%	41%	28%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Amount is less than 0.005%.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	New York Fund — Class A

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019		2018		2017		2016

Net asset value — Beginning of period	$10.470		$10.380	$9.800		$10.110		$10.390		$10.070

Income (Loss) From Operations

Net investment income(1)	$0.085		$0.216	$0.265		$0.285		$0.304		$0.326

Net realized and unrealized gain (loss)	0.139		0.103	0.580		(0.311)		(0.276)		0.320

Total income (loss) from operations	$0.224		$0.319	$0.845		$(0.026)		$0.028		$0.646

Less Distributions

From net investment income	$(0.085)		$(0.229)	$(0.265)		$(0.284)		$(0.308)		$(0.326)

From net realized gain	(0.249)		—	—		—		—		—

Total distributions	$(0.334)		$(0.229)	$(0.265)		$(0.284)		$(0.308)		$(0.326)

Net asset value — End of period	$10.360		$10.470	$10.380		$9.800		$10.110		$10.390

Total Return(2)	2.15	%(3)	3.11%	8.74%		(0.26)%		0.33%		6.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$255,469		$240,960	$235,528		$218,892		$247,160		$291,077

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.65	%(4)	0.67%	0.69%		0.70%		0.70%		0.70%

Interest and fee expense	—		—	0.04	%(5)	0.09	%(5)	0.07	%(5)	0.05	%(5)

Total expenses	0.65	%(4)	0.67%	0.73%		0.79%		0.77%		0.75%

Net investment income	1.63	%(4)	2.07%	2.63%		2.86%		3.02%		3.16%

Portfolio Turnover	39	%(3)	125%	114%		75%		56%		38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	New York Fund — Class C

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019		2018		2017		2016

Net asset value — Beginning of period	$10.470		$10.390	$9.800		$10.120		$10.390		$10.070

Income (Loss) From Operations

Net investment income(1)	$0.046		$0.139	$0.192		$0.211		$0.229		$0.248

Net realized and unrealized gain (loss)	0.139		0.093	0.588		(0.321)		(0.266)		0.320

Total income (loss) from operations	$0.185		$0.232	$0.780		$(0.110)		$(0.037)		$0.568

Less Distributions

From net investment income	$(0.046)		$(0.152)	$(0.190)		$(0.210)		$(0.233)		$(0.248)

From net realized gain	(0.249)		—	—		—		—		—

Total distributions	$(0.295)		$(0.152)	$(0.190)		$(0.210)		$(0.233)		$(0.248)

Net asset value — End of period	$10.360		$10.470	$10.390		$9.800		$10.120		$10.390

Total Return(2)	1.77	%(3)	2.25%	8.03%		(1.10)%		(0.32)%		5.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,844		$31,347	$40,711		$55,817		$66,727		$80,371

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.40	%(4)	1.42%	1.44%		1.45%		1.45%		1.44%

Interest and fee expense	—		—	0.04	%(5)	0.09	%(5)	0.07	%(5)	0.05	%(5)

Total expenses	1.40	%(4)	1.42%	1.48%		1.54%		1.52%		1.49%

Net investment income	0.89	%(4)	1.33%	1.91%		2.11%		2.27%		2.40%

Portfolio Turnover	39	%(3)	125%	114%		75%		56%		38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	New York Fund — Class I

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019		2018		2017		2016

Net asset value — Beginning of period	$10.470		$10.380	$9.800		$10.110		$10.390		$10.070

Income (Loss) From Operations

Net investment income(1)	$0.095		$0.236	$0.285		$0.305		$0.322		$0.342

Net realized and unrealized gain (loss)	0.140		0.103	0.580		(0.311)		(0.274)		0.324

Total income (loss) from operations	$0.235		$0.339	$0.865		$(0.006)		$0.048		$0.666

Less Distributions

From net investment income	$(0.096)		$(0.249)	$(0.285)		$(0.304)		$(0.328)		$(0.346)

From net realized gain	(0.249)		—	—		—		—		—

Total distributions	$(0.345)		$(0.249)	$(0.285)		$(0.304)		$(0.328)		$(0.346)

Net asset value — End of period	$10.360		$10.470	$10.380		$9.800		$10.110		$10.390

Total Return(2)	2.25	%(3)	3.30%	8.96%		(0.06)%		0.53%		6.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$184,004		$165,573	$136,913		$123,119		$126,524		$104,643

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.45	%(4)	0.47%	0.49%		0.50%		0.50%		0.49%

Interest and fee expense	—		—	0.04	%(5)	0.09	%(5)	0.07	%(5)	0.05	%(5)

Total expenses	0.45	%(4)	0.47%	0.53%		0.59%		0.57%		0.54%

Net investment income	1.83	%(4)	2.27%	2.83%		3.06%		3.20%		3.31%

Portfolio Turnover	39	%(3)	125%	114%		75%		56%		38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	Ohio Fund — Class A

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.320		$9.210	$8.700	$9.020	$9.300	$9.060

Income (Loss) From Operations

Net investment income(1)	$0.125		$0.262	$0.276	$0.283	$0.313	$0.329

Net realized and unrealized gain (loss)	(0.031)		0.111	0.506	(0.324)	(0.283)	0.237

Total income (loss) from operations	$0.094		$0.373	$0.782	$(0.041)	$0.030	$0.566

Less Distributions

From net investment income	$(0.124)		$(0.263)	$(0.272)	$(0.279)	$(0.310)	$(0.326)

Total distributions	$(0.124)		$(0.263)	$(0.272)	$(0.279)	$(0.310)	$(0.326)

Net asset value — End of period	$9.290		$9.320	$9.210	$8.700	$9.020	$9.300

Total Return(2)	1.01	%(3)	4.11%	9.12%	(0.45)%	0.39%	6.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$109,831		$105,917	$102,651	$97,736	$114,303	$136,271

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.69	%(4)	0.69%	0.71%	0.71%	0.72%	0.71%

Interest and fee expense(5)	0.03	%(4)	0.07%	0.13%	0.14%	0.11%	0.05%

Total expenses	0.72	%(4)	0.76%	0.84%	0.85%	0.83%	0.76%

Net investment income	2.67	%(4)	2.84%	3.08%	3.20%	3.48%	3.56%

Portfolio Turnover	3	%(3)	11%	11%	13%	10%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	Ohio Fund — Class C

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.320		$9.200	$8.700	$9.010	$9.300	$9.060

Income (Loss) From Operations

Net investment income(1)	$0.090		$0.193	$0.209	$0.217	$0.245	$0.259

Net realized and unrealized gain (loss)	(0.041)		0.121	0.496	(0.314)	(0.293)	0.237

Total income (loss) from operations	$0.049		$0.314	$0.705	$(0.097)	$(0.048)	$0.496

Less Distributions

From net investment income	$(0.089)		$(0.194)	$(0.205)	$(0.213)	$(0.242)	$(0.256)

Total distributions	$(0.089)		$(0.194)	$(0.205)	$(0.213)	$(0.242)	$(0.256)

Net asset value — End of period	$9.280		$9.320	$9.200	$8.700	$9.010	$9.300

Total Return(2)	0.52	%(3)	3.45%	8.19%	(1.09)%	(0.47)%	5.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,339		$10,805	$13,233	$19,191	$22,210	$24,822

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.44	%(4)	1.44%	1.47%	1.46%	1.47%	1.46%

Interest and fee expense(5)	0.03	%(4)	0.07%	0.13%	0.14%	0.11%	0.05%

Total expenses	1.47	%(4)	1.51%	1.60%	1.60%	1.58%	1.51%

Net investment income	1.92	%(4)	2.09%	2.35%	2.45%	2.73%	2.80%

Portfolio Turnover	3	%(3)	11%	11%	13%	10%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Financial Highlights — continued

	Ohio Fund — Class I

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.330		$9.210	$8.710	$9.020	$9.310	$9.070

Income (Loss) From Operations

Net investment income(1)	$0.134		$0.281	$0.293	$0.300	$0.331	$0.346

Net realized and unrealized gain (loss)	(0.041)		0.121	0.498	(0.313)	(0.293)	0.239

Total income (loss) from operations	$0.093		$0.402	$0.791	$(0.013)	$0.038	$0.585

Less Distributions

From net investment income	$(0.133)		$(0.282)	$(0.291)	$(0.297)	$(0.328)	$(0.345)

Total distributions	$(0.133)		$(0.282)	$(0.291)	$(0.297)	$(0.328)	$(0.345)

Net asset value — End of period	$9.290		$9.330	$9.210	$8.710	$9.020	$9.310

Total Return(2)	1.00	%(3)	4.43%	9.21%	(0.14)%	0.48%	6.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$65,642		$63,267	$49,932	$35,722	$32,065	$20,957

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.49	%(4)	0.49%	0.51%	0.51%	0.52%	0.51%

Interest and fee expense(5)	0.03	%(4)	0.07%	0.13%	0.14%	0.11%	0.05%

Total expenses	0.52	%(4)	0.56%	0.64%	0.65%	0.63%	0.56%

Net investment income	2.88	%(4)	3.04%	3.26%	3.39%	3.68%	3.73%

Portfolio Turnover	3	%(3)	11%	11%	13%	10%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

48

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Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2021. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2021, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Massachusetts Fund	Ohio Fund

Floating Rate Notes Outstanding	$3,701,188	$9,215,397

Interest Rate or Range of Interest Rates (%)	0.10	0.10-0.16

Collateral for Floating Rate Notes Outstanding	$7,651,644	$15,780,641

For the six months ended March 31, 2021, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Massachusetts Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$3,640,000	$9,120,000

Average Interest Rate	0.24%	0.66%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2021.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

49

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2020, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Deferred capital losses:

Short-term	$—	$499,676	$—	$5,298,973

Long-term	$—	$47,684	$—	$4,977,725

50

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$627,223,419	$171,102,375	$391,521,524	$161,262,339

Gross unrealized appreciation	$22,613,748	$14,575,799	$19,068,245	$18,754,803

Gross unrealized depreciation	(2,431,042)	(215,470)	(2,232,924)	(302,691)

Net unrealized appreciation	$20,182,706	$14,360,329	$16,835,321	$18,452,112

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to each Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, each Fund entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and each Fund’s investment advisory agreement with BMR in effect prior to March 1, 2021), the fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Opportunities Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million but less than $40 million	0.20	2.00

$40 million but less than $500 million	0.30	3.00

On daily net assets of $500 million or more, the rates are reduced. For California Opportunities Fund, the annual asset rate and daily income rate are as follows: 0.30% and 3.00%, respectively, on daily net assets of up to $500 million; 0.275% and 2.75%, respectively, on daily net assets of $500 million but less than $1 billion, and at reduced rates on daily net assets of $1 billion or more.

For the six months ended March 31, 2021, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$1,135,329	$362,909	$790,965	$331,523

Effective Annual Rate	0.35%	0.34%	0.35%	0.36%

Eaton Vance Management (EVM), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees

51

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2021 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$306	$351	$434	$150

EVD’s Class A Sales Charges	$6,295	$3,658	$13,642	$16,015

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2021 for Class A shares amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$187,937	$100,503	$246,812	$109,708

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2021, the Funds paid or accrued to EVD the following distribution fees:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class C Distribution Fees	$111,812	$33,437	$106,636	$37,972

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2021 amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class C Service Fees	$37,271	$8,916	$28,436	$10,126

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

52

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Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2021, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$200	$—	$—	$—

Class C	$1,000	$—	$3,000	$300

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2021 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$445,090,540	$14,235,937	$160,113,162	$13,659,091

Sales	$381,259,314	$12,560,449	$160,652,838	$5,332,686

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Opportunities Fund
	Six Months Ended March 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	1,266,870	543,774	14,611,797

Issued to shareholders electing to receive payments of distributions in Fund shares	107,237	15,295	379,222

Redemptions	(1,318,284)	(290,422)	(5,159,475)

Converted from Class C shares	103,909	—	—

Converted to Class A shares	—	(112,420)	—

Net increase	159,732	156,227	9,831,544

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	4,353,170	1,054,708	27,619,182

Issued to shareholders electing to receive payments of distributions in Fund shares	233,475	40,483	550,014

Redemptions	(2,847,678)	(926,093)	(8,744,787)

Converted from Class C shares	62,761	—	—

Converted to Class A shares	—	(67,889)	—

Net increase	1,801,728	101,209	19,424,409

53

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Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund
	Six Months Ended March 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	711,614	87,305	2,396,568

Issued to shareholders electing to receive payments of distributions in Fund shares	95,447	5,796	100,053

Redemptions	(798,446)	(47,325)	(1,195,409)

Converted from Class C shares	182,943	—	—

Converted to Class A shares	—	(182,938)	—

Net increase (decrease)	191,558	(137,162)	1,301,212

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	1,272,606	185,726	5,336,738

Issued to shareholders electing to receive payments of distributions in Fund shares	223,214	19,756	192,513

Redemptions	(1,020,919)	(293,865)	(1,925,528)

Converted from Class C shares	218,881	—	—

Converted to Class A shares	—	(218,863)	—

Net increase (decrease)	693,782	(307,246)	3,603,723

New York Fund
	Six Months Ended March 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	1,930,721	169,919	3,372,506

Issued to shareholders electing to receive payments of distributions in Fund shares	672,631	67,725	439,514

Redemptions	(1,231,148)	(469,200)	(1,867,612)

Converted from Class C shares	268,290	—	—

Converted to Class A shares	—	(268,263)	—

Net increase (decrease)	1,640,494	(499,819)	1,944,408

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	2,826,972	413,817	5,202,310

Issued to shareholders electing to receive payments of distributions in Fund shares	442,448	40,441	272,329

Redemptions	(3,100,933)	(1,210,405)	(2,841,917)

Converted from Class C shares	169,249	—	—

Converted to Class A shares	—	(169,222)	—

Net increase (decrease)	337,736	(925,369)	2,632,722

54

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

Ohio Fund
	Six Months Ended March 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	1,119,395	229,793	1,537,599

Issued to shareholders electing to receive payments of distributions in Fund shares	135,929	9,661	89,705

Redemptions	(927,481)	(147,340)	(1,345,040)

Converted from Class C shares	137,698	—	—

Converted to Class A shares	—	(137,837)	—

Net increase (decrease)	465,541	(45,723)	282,264

	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	1,386,374	207,595	2,266,721

Issued to shareholders electing to receive payments of distributions in Fund shares	278,037	23,808	166,691

Redemptions	(1,614,683)	(345,970)	(1,070,260)

Converted from Class C shares	163,567	—	—

Converted to Class A shares	—	(163,645)	—

Net increase (decrease)	213,295	(278,212)	1,363,152
8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2021 is included in the Portfolio of Investments. At March 31, 2021, the Ohio and New York Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2021, the Ohio and New York Funds entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

55

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2021 were as follows:

	New York Fund		Ohio Fund

Asset Derivative:

Futures Contracts	$515,350	(1)	$136,819	(1)

Total	$515,350		$136,819

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2021 was as follows:

	New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$896,683	(1)	$506,024	(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$515,350	(2)	$138,751	(2)

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended March 31, 2021, which is indicative of the volume of this derivative type, was approximately as follows:

	New York Fund	Ohio Fund

Average Notional Cost:

Futures Contracts — Short	$7,861,000	$5,128,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

56

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

At March 31, 2021, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$5,397,035	$—	$5,397,035

Tax-Exempt Mortgage-Backed Securities	—	2,997,278	—	2,997,278

Tax-Exempt Municipal Obligations	—	607,622,541	—	607,622,541

Taxable Municipal Obligations	—	31,389,271	—	31,389,271

Total Investments	$—	$647,406,125	$—	$647,406,125

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$175,578,312	$—	$175,578,312

Taxable Municipal Obligations	—	13,585,580	—	13,585,580

Total Investments	$—	$189,163,892	$—	$189,163,892

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds	$—	$2,696,153	$—	$2,696,153

Tax-Exempt Municipal Obligations	—	392,830,974	—	392,830,974

Taxable Municipal Obligations	—	11,440,983	—	11,440,983

Miscellaneous	—	—	873,385	873,385

Total Investments	$—	$406,968,110	$873,385	$407,841,495

Futures Contracts	$515,350	$—	$—	$515,350

Total	$515,350	$406,968,110	$873,385	$408,356,845

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$188,793,029	$—	$188,793,029

Total Investments	$—	$188,793,029	$—	$188,793,029

Futures Contracts	$136,819	$—	$—	$136,819

Total	$136,819	$188,793,029	$—	$188,929,848

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

Level 3 investments held by the New York Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2021 is not presented.

57

Eaton Vance

Municipal Income Funds

March 31, 2021

Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

58

Eaton Vance

Municipal Income Funds

March 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

The Funds held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Funds’ investment adviser (the “Proposal”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

California Municipal Opportunities Fund	27,878,654.319	502,961,035	1,713,146.610	0

Massachusetts Municipal Income Fund	12,024,356.697	434,497.631	772,728.455	0

New York Municipal Income Fund	21,354,794.011	344,738.132	1,344,918.931	0

Ohio Municipal Income Fund	9,929,539.805	190,454.009	698,260.420	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

59

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance California Municipal Opportunities Fund	Boston Management and Research	None
Eaton Vance Massachusetts Municipal Income Fund
Eaton Vance New York Municipal Income Fund
Eaton Vance Ohio Municipal Income Fund

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

60

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

61

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the

62

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

63

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

64

Eaton Vance

Municipal Income Funds

March 31, 2021

Board of Trustees’ Contract Approval — continued

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

65

Eaton Vance

Municipal Income Funds

March 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

66

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

67

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

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Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7708    3.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 24, 2021